                                                         Registration No. 2-82590
                                                               File No. 811-03694

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

     PRE-EFFECTIVE AMENDMENT NO. ___                                     /   /

     POST-EFFECTIVE AMENDMENT NO. 36                                       /X/
                                  --

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                /X/

     AMENDMENT NO. 34                                                      /X/
                   --

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
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               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924

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                    (Address of Principal Executive Offices)

                                 (303) 768-3200
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                         (Registrant's Telephone Number)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    /   /   Immediately upon filing pursuant to paragraph (b)
    /   /   On _____, pursuant to paragraph (b)
    /   /   60 days after filing pursuant to paragraph (a)(1)
    /X/     On October 25, 2003, pursuant to paragraph (a)(1)
    /  /    75 days after filing pursuant to paragraph (a)(2)
    /  /    On _____, pursuant to paragraph (a)(2) of Rule (485)

If appropriate, check the following box:

    /   / This post-effective  amendment  designates a new effective date for a previously filed post-amendment.

Oppenheimer
Gold & Special Minerals Fund

Prospectus dated October _____, 2003

                                          Oppenheimer Gold & Special Minerals
                                          Fund is a mutual fund that seeks
                                          capital appreciation to make your
                                          investment grow. The Fund invests
                                          mainly in stocks of companies that
                                          mine, process or distribute gold or
                                          other metals or minerals.
                                               This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
As with all mutual funds, the             it for future reference about your
Securities and Exchange Commission        account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                                                          1234

CONTENTS

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                    ABOUT THE FUND

                    The Fund's Investment Objective and Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Automatic Withdrawal and Exchange Plans
                    Reinvestment Privilege
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

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ABOUT THE FUND

The Fund's Investment Objective and Strategies
WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND  MAINLY  INVEST IN? The Fund  currently  invests  mainly in common  stocks of U.S.  and  foreign  companies  that are  involved in mining, processing  or dealing in gold or other metals or minerals.  As a  fundamental policy,  the Fund invests at least 25% of its investments in mining securities and  metal  investments.  The  Fund  can  invest  all of its  assets  in those investments  and under normal  market  conditions,  at least 80% of the Fund's net assets  (plus  borrowings  for  investment  purposes)  will be invested in those  investments.  The Fund's  non-fundamental  policy of investing at least
80% of its net assets in these  investments  will not be changed by the Fund's
Board of Trustees without first providing shareholders 60 days written notice.

HOW DOES THE  PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities in the gold and precious  minerals  sector for the Fund, the Fund's  portfolio  manager  relies  primarily on a proprietary  model that
evaluates  a  company's   fundamentals.   The  model   considers  a  company's
financial  statements  and  management  structure,  as well  as the  company's operations and new  developments.  The portfolio  manager  assesses the growth potential and the valuations of the particular  stock, and ranks the companies reviewed by the model to generate buy and sell ideas.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed  primarily  for long-term investors seeking capital growth in a fund that emphasizes  investments in the gold and precious  minerals  industries as a potential hedge against inflation and volatility in other equity sectors.  Those investors  should be willing to assume the risks of short-term share price  fluctuations  that are typical for
an  aggressive   growth  fund  that  concentrates  its  investments  in  these industries  and the special  risks of investing in both emerging and developed foreign  countries.  The  Fund  does  not  seek  current  income  so it is not designed for investors  needing an assured level of income or  preservation of
capital.   Because  of  its  focus  on  long-term  growth,  the  Fund  may  be appropriate for some portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund
All  investments  carry  risks to some  degree.  The  Fund's  investments  are subject to changes in their value from a number of factors,  described  below.
There is also the risk that poor security  selection by the Fund's  investment
Manager,  OppenheimerFunds,  Inc., will cause the Fund to  underperform  other funds having similar objectives.

RISKS OF  INVESTING IN STOCKS.  Because the Fund  invests  primarily in common stocks of U.S. and foreign  companies,  the value of the Fund's portfolio will be affected by changes in the U.S. and foreign  stock  markets and the special economic  factors  that  affect  the  prices  of  mining  securities  in those markets.  Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio  securities  change.  The prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different stock markets may behave differently from each other.

     Other  factors  can  affect  a  particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation against the issuer, or changes in government  regulations affecting the issuer or its industry.  Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks.

RISKS OF  "CONCENTRATING"  IN MINING  SECURITIES.  Focusing  on one segment of the stock  market,  the mining and metal  industries,  rather  than in a broad spectrum of companies,  makes the Fund's share prices  particularly  sensitive to market and  economic  events that affect  that  segment.  These may be very speculative  investments  and subject to greater price  volatility  than other investments in stocks. These risks include:
  o  the principal  supplies of gold are  concentrated  in only five countries or  territories:  South  Africa,  Australia,  Russia  and  certain  other countries  that were part of the  former  Soviet  Union,  Canada  and the
     United States;
  o  changes  in  international  monetary  policies,  economic  and  political conditions  affect the supply of gold and precious  metals as well as the value of metal investments and mining securities;
  o   the U.S. or foreign  governments  may pass laws or regulations  limiting metal investments for strategic or other policy reasons;
  o   increased  environmental  or labor costs may depress the value of mining and metal investments; and
  o      by concentrating in investments in mining and metal investments,  the
     Fund runs the risk of not qualifying as a "regulated  investment company"
     under the Internal  Revenue Code,  and its income would become subject to federal income taxes, reducing returns to shareholders.

Risks  of  Non-Diversification.   The  Fund  is  "non-diversified"  under  the
Investment  Company Act of 1940 (the "1940 Act"). That means that the Fund can invest in the securities of a single issuer  without limit.  This policy gives the Fund more  flexibility  to invest in the  obligations  of a single  issuer than if it were a "diversified" fund.  However,  the Fund intends to diversify its  investments so that it will qualify as a "regulated  investment  company"
under  the  Internal  Revenue  Code  (although  it  reserves  the right not to qualify).  Among those requirements,  at the end of each quarter, with respect to 50% of its total  assets,  the Fund may  invest up to 25% of its  assets in the securities of any one issuer.  To the extent the Fund invests a relatively high  percentage  of its  assets in the  obligations  of a single  issuer or a limited number of issuers,  the Fund is subject to additional  risk of loss if those  obligations  lose  market  value or the  issuer  of  those  obligations defaults.

RISKS OF  FOREIGN  INVESTING.  The Fund can buy  securities  of  companies  or governments  in  any  country,  including  developed  countries  and  emerging markets.  While foreign  securities  offer special  investment  opportunities, there are also special risks.

     The change in value of a foreign  currency  against the U.S.  dollar will result in a change in the U.S. dollar value of securities  denominated in that foreign  currency.  Foreign issuers are not subject to the same accounting and disclosure  requirements  that U.S.  companies  are  subject  to. The value of
foreign   investments  may  be  affected  by  exchange  control   regulations,
expropriation or nationalization of a company's assets,  foreign taxes, delays in settlement of  transactions,  changes in governmental  economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special  Risks of  Emerging  Markets.  Securities  of  companies  in  emerging markets may be more difficult to sell at an acceptable  price and their prices may be more volatile than  securities of companies in more developed  markets.
Settlements  of trades may be  subject to greater  delays so that the Fund may not receive the proceeds of a sale of a security on a timely  basis.  Emerging markets may have less developed  trading markets and exchanges.  They may have less developed legal and accounting systems.  Investments in those markets may be subject to greater  risks of government  restrictions  on  withdrawing  the sales proceeds of securities from the country.

Passive  Foreign  Investment  Companies.  The Fund may purchase the securities of certain foreign investment  corporations  called passive foreign investment companies  ("PFICs").  Such  entities  have  been the only or  primary  way to
invest  in  certain   countries  because  some  foreign  countries  limit,  or
prohibit,  all  direct  foreign  investment  in the  securities  of  companies domiciled therein.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign  investment in such securities. For tax purposes, these funds also may be PFICs.

      The Fund is  subject to certain  percentage  limitations  under the 1940
Act relating to the  purchase of  securities  of  investment  companies,  and, consequently,  the Fund will have to subject  any of its  investment  in other investment  companies,  including  PFICs,  to the limitation that no more than
10% of  the  value  of the  Fund's  total  assets  may  be  invested  in  such securities.  In addition to bearing  their  proportionate  share of the Fund's expenses  (management  fees and operating  expenses),  shareholders  will also indirectly  bear  similar  expenses  of  such  entities.  Like  other  foreign securities,  interests in PFICs also  involve the risk of foreign  securities, as described above.

HOW RISKY IS THE FUND OVERALL?  The risks  described above  collectively  form the overall risk  profile of the Fund,  and can affect the value of the Fund's investments,  its investment  performance and its price per share.  Particular investments and investment  strategies also have risks.  These risks mean that you can lose money by  investing  in the Fund.  When you redeem  your  shares, they may be worth  more or less  than  what  you  paid for  them.  There is no assurance that the Fund will achieve its investment objective.

      The Fund focuses its  investments on U.S. and foreign mining  securities for long-term growth,  and in the short term, they can be volatile.  The price of the Fund's  shares  can go up and down  substantially.  The Fund  generally does not use  income-oriented  investments  to help  cushion the Fund's  total return  from  changes in stock  prices,  except  for  defensive  or  liquidity purposes.  In the  OppenheimerFunds  spectrum,  the Fund is a very  aggressive investment vehicle,  designed for investors willing to assume greater risks in the hope of  achieving  long-term  capital  appreciation.  It is  likely to be subject to greater  fluctuations  in its share  prices  than stock  funds that emphasize large capitalization  stocks, or funds that do not invest in foreign securities, or funds that focus on both stocks and bonds.

Portfolio  Turnover.  A change in the securities  held by the Fund is known as
     "portfolio  turnover." The Fund may engage in active and frequent trading to try to achieve its  objective and may have a high  portfolio  turnover rate of over 100% annually.  Increased  portfolio turnover creates higher brokerage  and  transaction  costs  for the  Fund.  If the Fund  realizes capital gains when it sells its portfolio investments,  it must generally pay  those  gains  out  to the  shareholders,  increasing  their  taxable distributions.  The  Financial  Highlights  table  at  the  end  of  this prospectus  shows the  Fund's  portfolio  turnover  rate  during the past fiscal year.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table  below show one measure of the risks of  investing  in the Fund,  by  showing  changes  in the  Fund's  performance  (for its Class A shares)  from year to year for the last 10  calendar  years and by showing how the average annual total returns of the Fund's  shares,  both before and after taxes,  compare to those of a broad-based  market index. The after-tax returns for the other classes of shares will vary.

      The  after-tax  returns  are  shown  for  Class A  shares  only  and are calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the periods  shown,  and do not reflect the impact of state  or local  taxes.  The  after-tax  returns  are  calculated  based on certain  assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your individual tax situation.  The after-tax  returns set forth  below are not  relevant  to  investors  who hold their fund shares through  tax-deferred  arrangements  such as 401(k) plans or
IRAs or to  institutional  investors  not  subject  to tax.  The  Fund's  past investment  performance,  before  and  after  taxes,  is  not  necessarily  an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

    [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 6/30/03, the cumulative total return (not annualized) for Class A shares before taxes was -0.79%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 29.28% (1 Qtr `02) and the lowest return (not annualized) before taxes for a calendar quarter was -26.91% (4 Qtr `97).

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Average Annual Total Returns        1 Year            5 Years          10 Years
for    the    periods    ended                      (or life of       (or life of
December 31, 2002                                 class, if less)   class, if less)

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Class  A   Shares   (inception
7/19/83)                            34.29%             9.23%             5.34%
  Return Before Taxes               33.68%             8.31%             4.86%
  Return After Taxes on             20.85%             7.04%             4.17%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Morgan Stanley World Index
(reflects no deduction for
fees, expenses or taxes)            -19.54%           -1.76%            6.69%1

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Class B Shares (inception           36.38%             9.38%             2.66%
11/1/95)

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Class C Shares (inception           40.47%             9.70%             2.58%
11/1/95)

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Class N Shares (inception           41.29%            29.59%             N/A2
3/1/01)

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1 From 12/31/92.
2 Because this is a new class of shares,  return data for the period specified is not available.
The Fund's average annual total returns include the applicable  sales charges:
for Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred sales charge of 5% (1-year) and 2% (5-year);  and for
Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year period.  Because  Class B shares  convert  to Class A shares 72  months  after purchase, Class B "life-of-class"  performance does not include any contingent deferred  sales  charge and uses  Class A  performance  for the  period  after conversion.  The returns measure the performance of a hypothetical account and
assume  that  all  dividends  and  capital  gains   distributions   have  been
reinvested in additional  shares. The performance of the Fund's Class A shares is compared to Morgan  Stanley  World Index.  The index  performance  includes reinvestment of income but does not reflect  transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The  following  tables  are  provided  to help  you  understand  the  fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses  directly for  management  of its assets,  administration, distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other transaction expenses directly,  such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended June 30, 2003.

Shareholder Fees (charges paid directly from your investment):

                                    Class A   Class B    Class C     Class N
                                     Shares    Shares    Shares      Shares

Maximum Sales Charge (Load) on        5.75%     None      None        None
Purchases (as % of offering price)
Maximum Deferred Sales Charge
(Load) (as % of the lower of the      None1     5%2        1%3         1%4
original offering price or
redemption proceeds)
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1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of
Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                    Class A   Class B     Class C  Class N
                                                                          -
                                     Shares     Shares    Shares     Shares
                                     ------     ------    ------     ------
Management Fees                       0.75%     0.75%      0.75%     0.75%
Distribution and/or Service           0.24%     1.00%      1.00%     0.50%
(12b-1) Fees                          0.41%     0.43%      0.38%     0.55%
Other Expenses                        1.40%     2.18%      2.13%     1.80%
Total Annual Operating Expenses

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Expenses may vary in future years.  "Other  Expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.
The "Other  Expenses" in the table are based on, among other things,  the fees the Fund  would  have paid if the  transfer  agent had not waived a portion of its fee  under a  voluntary  undertaking  to the Fund to limit  these  fees to
0.35% of  average  daily net  assets per  fiscal  year for all  classes.  That undertaking  may be amended or  withdrawn at any time.  After the waiver,  the actual "Other Expenses" and "Total Annual  Operating  Expenses" as percentages of  average  daily net  assets  were  0.44%  and  1.69%  for  Class N.  "Other
Expenses"  and  "Total  Annual  Operating  Expenses"  for Class A, Class B and
Class C shares were the same as shown above.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing  in other mutual  funds.  The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first  example  assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

If shares are redeemed:     1 Year       3 Years       5 Years     10 Years
Class A Shares              $709         $993          $1,297      $2,158
Class B Shares              $721         $982          $1,370      $2,1341
Class C Shares              $316         $667          $1,144      $2,462
Class N Shares              $283         $566          $975        $2,116

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If shares are not redeemed: 1 Year       3 Years       5 Years     10 Years
Class A Shares              $709         $993          $1,297      $2,158
Class B Shares              $221         $682          $1,170      $2,1341
Class C Shares              $216         $667          $1,144      $2,462
Class N Shares              $183         $566          $975        $2,116

-------------------------------------------------------------------------------
 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N  contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but  Class  B,  Class C and  Class N  expenses  do not  include  the contingent deferred sales charges.

 1.  Class B  expenses  for years 7 through  10 are based on Class A  expenses because  Class B shares  automatically  convert  to Class A shares  72 months after purchase.

About the Fund's Investments

THE  FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The  allocation  of the  Fund's portfolio among different types of investments  will vary over time based upon the Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described
below.  The  Statement  of  Additional   Information  contains  more  detailed
information about the Fund's investment policy and risks.

Stock Investments.  The Fund currently  emphasizes  investments in stocks, and the Manager  looks for stocks of  companies  that have growth  potential.
     They may be newer  companies  or more  established  companies  entering a growth cycle.

     Some growth  companies  tend to retain a large part of their earnings for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying dividends,  and may not pay any dividends for some time.  Other stocks are considered  "growth"  stocks because the company is experiencing  growth in earnings or income.  They are selected for the Fund's  portfolio  because the Manager  believes the price of the stock will increase over time.

Foreign  Securities.  The Fund can invest without limit in foreign securities.
     Foreign  securities  include  securities  traded  primarily  on a foreign securities exchange or over-the-counter  market, as well as securities of companies  that derive a significant  portion of their revenue or profits from  foreign  business,  investments  or  sales,  or have a  significant portion of their  assets  outside  the U.S.  Foreign  securities  include
     securities  of  foreign   issuers  that  are   represented  in  the  U.S.
     securities  markets by  American  Depository  Receipts  (ADRs) or similar depository arrangements.
Industry  Concentration.  Stocks  of  issuers  in a  particular  industry  are sensitive to changes in economic  conditions or  government  regulations, availability of basic resources or supplies,  or other events that affect that industry more than others.  Because the Fund intends to  concentrate
     (i.e.,  invest  at  least  25%  of  its  investments)  in  the  group  of industries  that includes  issuers in mining and metals  businesses,  its share  values  will  fluctuate  in  response  to events  affecting  those industries.

     The Manager  tries to reduce  risks by carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market  risks by not  holding  a  substantial  amount of stock of any one company and by not  investing too great a percentage of the Fund's assets in any one company.

Can the Fund's Investment  Objective and Policies Change?  The Fund's Board of
     Trustees  can  change   non-fundamental   investment   policies   without
     shareholder  approval,  although significant changes will be described in amendments to this  Prospectus.  Fundamental  policies  cannot be changed without  the  approval  of a majority  of the Fund's  outstanding  voting shares. The Fund's investment  objective is a fundamental  policy.  Other investment  restrictions that are fundamental  policies are listed in the
     Statement  of  Additional  Information.   An  investment  policy  is  not
     fundamental  unless  this  Prospectus  or  the  Statement  of  Additional
     Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment  techniques and strategies  described  below. The Manager might not always use all of them.  These  techniques  involve  risks,  although some are designed to help reduce overall investment or market risks.

     The Fund can  invest up to 10% of its total  assets  directly  in gold or silver bullion,  in other precious  metals,  in  certificates  representing an ownership  interest in those metals,  and in gold or silver  coins.  While the
Fund may hold  gold or  silver  coins  that  have an  active,  quoted  trading market, it will not hold them for their value as "collectibles."

Investing in Small,  Unseasoned Companies.  The Fund has no requirements as to the market  capitalization  of the  issuers of  securities  it buys.  The
     Fund can invest in small, unseasoned companies.  These are companies that have been in operation  less than three years,  including the  operations of any  predecessors.  These  securities  may have limited  liquidity and their prices may be very volatile.

Other  Equity  Securities.  While the Fund  emphasizes  investments  in common stocks, it can also buy preferred stocks and securities  convertible into common stock.  The Manager  considers some  convertible  securities to be
     "equity  equivalents"  because  of the  conversion  feature  and in those cases  their  credit  rating has less impact on the  investment  decision than in the case of other debt securities.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active  trading  market  making it difficult to value them or  dispose  of  them  promptly  at an  acceptable  price.  A  restricted security  is one that has a  contractual  restriction  on its  resale  or
     which  cannot  be  sold  publicly  until  it  is  registered   under  the
     Securities  Act of 1933.  The Fund will not  invest  more than 10% of its net assets in illiquid or restricted  securities.  The Board can increase that limit to 15%.  Certain  restricted  securities that are eligible for resale to qualified  institutional  purchasers may not be subject to that limit.  The  Manager  monitors  holdings  of  illiquid  securities  on an ongoing  basis to  determine  whether to sell any  holdings  to  maintain adequate liquidity.

Derivative Investments.  The Fund can invest in a number of different kinds of
     "derivative" investments.  The Fund can use derivatives to seek increased returns or to try to hedge investment  risks,  although it does not do so currently  to a  significant  degree.  In  general  terms,  a  derivative investment  is an  investment  contract  whose  value  depends  on (or is derived from) the value of an underlying  asset,  interest rate or index.
     Options,  futures,  and forward contracts are examples of derivatives the
     Fund can use.

            If the issuer of the  derivative  does not pay the amount due, the
     Fund can lose money on the investment.  Also, the underlying  security or investment on which the derivative is based,  and the derivative  itself, may not  perform the way the  Manager  expected  it to  perform.  If that happens,  the Fund's share prices could decline.  Interest rate and stock market changes in the U.S. and abroad may also influence the  performance of  derivatives.  Some  derivative  investments  held by the  Fund may be illiquid.

            The  Fund  has  limits  on  the  amount  of  particular  types  of derivatives it can hold.  However,  using  derivatives can cause the Fund to lose money on its  investments  and/or  increase the volatility of its share  prices.  In addition to using  derivatives  for hedging,  the Fund might use other derivative  investments  because they offer the potential for  increased  value,  although  it  does  not  do  so  currently  to  a significant degree.

Hedging.  The Fund can buy and sell futures  contracts,  put and call options, forward  contracts  and options on futures and  broadly-based  securities indices.  These are all  referred to as "hedging  instruments."  The Fund does not  currently  use  hedging  extensively  and does not use  hedging instruments  for  speculative  purposes.  It has  limits  on  its  use of hedging.  The Fund is not required to use hedging  instruments in seeking its goal.

            Some  of  these  strategies  could  be used to  hedge  the  Fund's portfolio against price fluctuations.  Other hedging strategies,  such as buying  futures  and call  options,  would  tend to  increase  the Fund's exposure to the securities  market.  Forward  contracts  could be used to try to manage foreign  currency risks on the Fund's foreign  investments.
     Foreign  currency  options  could  be  used  to  try to  protect  against declines in the dollar  value of foreign  securities  the Fund owns or to protect  against  an  increase  in the  dollar  cost  of  buying  foreign securities.

            Options trading  involves the payment of premiums.  There are also special risks in  particular  hedging  strategies.  If the Manager uses a hedging  instrument  at  the  wrong  time  or  judges  market  conditions incorrectly,  the strategy could reduce the Fund's return. The Fund could also experience  losses if the price of its futures and options positions were not correlated  with its other  investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim  Investments.  In times of unstable or adverse market, political or economic conditions,  the Fund can invest up to 100%
     of its total assets in temporary  investments that are inconsistent  with the Fund's principal investment strategies.  Generally they would be cash
     equivalents  (such  as  commercial  paper),   money  market  instruments,
     short-term debt securities,  U.S.  government  securities,  or repurchase
     agreements.   They  can  also  include   other   investment   grade  debt
     securities.  The Fund might also hold these types of  securities  pending the  investment  of proceeds  from the sale of Fund  shares or  portfolio securities  or to meet  anticipated  redemptions  of Fund shares.  To the extent the Fund invests  defensively  in these  securities,  it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE  MANAGER.  The  Manager,   OppenheimerFunds,   Inc.,  chooses  the  Fund's
investments and handles its day-to-day  business.  The Manager carries out its duties,  subject to the policies  established by the Fund's Board of Trustees,
under  an   investment   advisory   agreement   that   states  the   Manager's
responsibilities.  The  investment  advisory  agreement sets the fees the Fund pays to the Manager and describes  the expenses  that the Fund is  responsible to pay to conduct its business.

     The  Manager has been an  investment  adviser  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates managed more than $130 billion in assets as of June 30, 2003,  including other Oppenheimer funds with more than 7 million  shareholder  accounts.  The  Manager  is  located  at 498
Seventh Avenue, New York, New York 10018.

Portfolio Manager.  The portfolio  manager of the Fund is Shanquan Li. Mr. Li is the person  principally  responsible  for the day-to-day  management of the
     Fund's  portfolio.  From  July,  1997  through  August,  2000 Mr.  Li was a co-portfolio  manager of the Fund.  Mr. Li is a Vice  President of the Fund
     and of the Manager, and also serves as an officer and portfolio manager for other Oppenheimer  funds. Prior to joining the Manager in July 1997, he was a senior  quantitative  analyst  in the  investment  policy  group of Brown
     Brothers Harriman & Co., and a consultant for Acadian Asset Management,
     Inc.

Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the
     Manager an  advisory  fee at an annual  rate that  declines as the Fund's assets  grow:  0.75% of the first  $200  million  of  average  annual net assets,  0.72% of the next $200 million,  0.69% of the next $200 million,
     0.66% of the next $200  million,  and 0.60% of average  annual net assets in excess of $800 million.  The Fund's management fee for its last fiscal year ended June 30, 2003 was 0.75% of average  annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your behalf.
Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  New
      Account   Application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado  80217.  If you  don't  list a dealer on the  application,  the
      Distributor  will act as your agent in buying the  shares.  However,  we recommend  that you discuss  your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.

o     Paying by Federal Funds Wire.  Shares purchased  through the Distributor may be paid  for by  Federal  Funds  wire.  The  minimum  investment  is
      $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677  to notify the Distributor of the wire and to receive further instructions.

o     Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)
      system.  You can  provide  those  instructions  automatically,  under an
      Asset Builder Plan, described below, or by telephone  instructions using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please  refer  to
      "AccountLink," below for more details.
o     Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  each month from your account at a bank or other financial  institution  under an Asset  Builder  Plan with  AccountLink.
      Details  are in the  Asset  Builder  Application  and the  Statement  of
      Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
   If you  establish  one of the many types of  retirement  plan accounts that
      OppenheimerFunds  offers,  more fully  described  below  under  "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment plan,  you can make  subsequent  investments  (after  making the initial investment  of $500)  for as  little  as $50.  For any  type of  account established  under one of these plans  prior to  November  1, 2002,  the minimum additional investment will remain $25.

o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net asset value per share plus any initial  sales charge that  applies.
The  offering  price that  applies  to a  purchase  order is based on the next calculation  of the  net  asset  value  per  share  that  is  made  after  the
Distributor  receives the purchase order at its offices in Colorado,  or after any agent appointed by the Distributor receives the order.
Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares as of the close of The New York Stock Exchange ("the  Exchange"), on each  day the  Exchange  is open  for  trading  (referred  to in this
      Prospectus as a "regular  business day").  The Exchange  normally closes at 4:00 P.M.,  Eastern  time,  but may close  earlier on some days.  All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are  outstanding.  To determine net asset value,  the
      Fund's Board of Trustees has established  procedures to value the Fund's securities,  in general,  based on market  value.  The Board has adopted special  procedures for valuing  illiquid and restricted  securities and obligations for which market values cannot be readily obtained.  Because some foreign  securities  trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the Fund's foreign investments may change on days when investors  cannot buy or redeem Fund shares.

      If, after the close of the principal  market on which a security held by the Fund is  traded,  and  before  the time the  Fund's  securities  are priced that day, an event occurs that the Manager  deems likely to cause a material  change in the value of such  security,  the Fund's  Board of
      Trustees has authorized the Manager,  subject to the Board's review,  to ascertain a fair value for such  security.  A security's  valuation  may differ depending on the method used for determining value.

The Offering  Price.  To receive the offering  price for a particular  day, in most cases the  Distributor  or its  designated  agent must receive your order  by the  time the  Exchange  closes  that  day.  If your  order is received  on a day when the  Exchange  is closed or after it has closed, the order will receive the next offering price that is determined  after your order is received.
Buying Through a Dealer. If you buy shares through a dealer,  your dealer must receive the order by the close of the  Exchange  and  transmit it to the
      Distributor  so that it is received  before the  Distributor's  close of business on a regular  business day (normally 5:00 P.M.) to receive that
      day's  offering   price,   unless  your  dealer  has  made   alternative
      arrangements  with the  Distributor.  Otherwise,  the order will receive the next offering price that is determined.

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WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  four different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

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Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge
      (on investments up to $1 million for regular  accounts or lesser amounts for  certain  retirement  plans).  The amount of that sales  charge will vary  depending  on the amount you invest.  The sales  charge  rates are listed in "How Can You Buy Class A Shares?" below.

------------------------------------------------------------------------------

Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you  sell  your  shares  within  6 years  of  buying  them,  you will normally  pay  a  contingent  deferred  sales  charge.  That  contingent deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
     If you sell  your  shares  within 12  months  of  buying  them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You Buy Class C Shares?" below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class N Shares.  If you buy Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase,  but you  will pay an  annual  asset-based  sales  charge.  If you sell  your shares  within 18 months of the  retirement  plan's  first  purchase  of
      Class N shares, you may pay a contingent  deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment  for you,  the decision as to which class of shares is best  suited to your  needs  depends  on a number of  factors  that you should discuss  with your  financial  advisor.  Some factors to consider are how much you plan to  invest  and how long you plan to hold  your  investment.  If your goals and  objectives  change  over time and you plan to  purchase  additional shares,  you should  re-evaluate  those factors to see if you should  consider another class of shares.  The Fund's  operating costs that apply to a class of shares  and the  effect  of the  different  types  of  sales  charges  on your investment will vary your investment results over time.

      The  discussion  below is not  intended  to be  investment  advice  or a
recommendation,   because  each  investor's   financial   considerations   are
different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of different  classes.  Of course, these  examples are based on  approximations  of the effects of current  sales charges  and  expenses  projected  over  time,  and do not  detail  all of the considerations  in  selecting  a class of  shares.  You  should  analyze  your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future financial needs cannot be predicted with certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares. Because of the effect of class-based expenses,  your choice will also  depend on how much you plan to invest.  For  example,  the reduced sales  charges  available  for larger  purchases  of Class A shares may, over time,  offset the effect of paying an initial  sales charge on your investment,  compared  to the  effect  over time of  higher  class-based expenses on shares of Class B, Class C or Class N. For retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing  for  the  Shorter  Term.  While  the  Fund is  meant  to be a long-term  investment,  if you have a relatively  short-term  investment horizon  (that is,  you plan to hold your  shares  for not more than six years),  you  should  probably  consider  purchasing  Class A or Class C shares rather than Class B shares.  That is because of the effect of the
      Class B  contingent  deferred  sales  charge if you  redeem  within  six years, as well as the effect of the Class B asset-based  sales charge on the investment  return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially  for  investments of less than  $100,000),  because  there is no initial  sales  charge on Class C shares,  and the  contingent  deferred  sales  charge  does not apply to amounts you sell after holding them one year.

            However,  if you plan to invest more than $100,000 for the shorter term, then as your investment  horizon increases toward six years, Class
      C  shares  might  not be as  advantageous  as  Class A  shares.  That is because the annual  asset-based sales charge on Class C shares will have a greater  impact on your  account over the longer term than the reduced front-end  sales  charge  available  for  larger  purchases  of  Class A shares.

      And for non-retirement  plan investors who invest $1 million or more, in most  cases  Class A shares  will be the most  advantageous  choice,  no matter how long you intend to hold your  shares.  For that  reason,  the
      Distributor  normally  will not accept  purchase  orders of  $500,000 or more of Class B shares or $1  million  or more of Class C shares  from a single investor.

      Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need access to your money for seven years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally,  the  dividends  payable  to Class B,  Class C and Class N shareholders  will be reduced by the additional  expenses borne by those classes  that  are not  borne by Class A  shares,  such as the  Class B,
      Class C and Class N asset-based  sales charge described below and in the
      Statement  of  Additional  Information.   Share  certificates  are  only
      available for Class A shares.  If you are considering  using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling  another class.  It is important to remember that Class B, Class
      C and Class N contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end  sales charge on sales of
      Class A shares:  to  compensate  the  Distributor  for  concessions  and expenses  it pays to dealers  and  financial  institutions  for  selling shares.  The  Distributor may pay additional  compensation  from its own resources to  securities  dealers or financial  institutions  based upon the  value of  shares  of the  Fund  owned by the  dealer  or  financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
      Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified  retirement plan  arrangements or in other special types of  transactions.  To receive a waiver or special sales charge rate,  you must advise the  Distributor  when  purchasing  shares or the  Transfer  Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is  normally  net asset  value  plus an  initial  sales  charge.
However,  in some  cases,  described  below,  purchases  are not subject to an initial sales charge,  and the offering price will be the net asset value.  In other cases, reduced sales charges may be available,  as described below or in the Statement of  Additional  Information.  Out of the amount you invest,  the
Fund receives the net asset value to invest for your account.

      The sales  charge  varies  depending on the amount of your  purchase.  A portion of the sales  charge may be retained by the  Distributor  or allocated to your dealer as a concession.  The Distributor reserves the right to reallow the  entire  concession  to  dealers.  The  current  sales  charge  rates  and concessions paid to dealers and brokers are as follows:

                          -----------------------------------------------------

Amount of Purchase              Front-End      Front-End Sales  Concession
                                                                As
                                Sales          Charge As a      Percentage
                                Charge As a    Percentage of    of
                                Percentage of  Net           d  Offering
                                Offering Price Amount Investe   Price

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 ------------------------------------------------------------------------------

 Less than $25,000             5.75%             6.10%             4.75%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000

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 ------------------------------------------------------------------------------

 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000

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 ------------------------------------------------------------------------------

 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million

 ------------------------------------------------------------------------------

Can You  Reduce  Class A Sales  Charges?  You may be  eligible  to buy Class A shares  at  reduced  sales  charge  rates  under  the  Fund's  "Right of
      Accumulation"  or a Letter of Intent,  as  described  in "Reduced  Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer  funds aggregating  $1 million or more, or for certain  purchases by particular types of  retirement  plans that were  permitted to purchase such shares
      prior  to  March  1,   2001   ("grandfathered   retirement   accounts").
      Retirement plans are not permitted to make initial  purchases of Class A shares subject to a contingent  deferred sales charge.  The  Distributor pays  dealers  of  record  concessions  in an  amount  equal  to 1.0% of purchases of $1 million or more other than by  grandfathered  retirement accounts.  For  grandfathered  retirement  accounts,  the  concession is
      0.75% of the first $2.5 million of purchases  plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously  subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares  within an 18-month  "holding  period"
      measured from the beginning of the calendar month of their  purchase,  a contingent  deferred  sales  charge  (called  the  "Class  A  contingent deferred sales  charge") may be deducted from the  redemption  proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the  aggregate  net asset  value of the  redeemed  shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.
      The  Class A  contingent  deferred  sales  charge  will not  exceed  the aggregate  amount of the concessions the Distributor paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases  of Class A  shares  of any one or more  Oppenheimer  funds by retirement  plans that have $10  million or more in plan assets and that have  entered  into a  special  agreement  with the  Distributor  and by retirement  plans  which  are  part  of a  retirement  plan  product  or platform offered by certain banks,  broker-dealers,  financial advisors, insurance  companies or recordkeepers  which have entered into a special agreement with the Distributor.  The Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources at the time of sale,  subject to certain  exceptions  as  described  in the
      Statement of Additional  Information.  There is no  contingent  deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B  SHARES?  Class B shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning of the calendar  month of their purchase,  a  contingent  deferred  sales  charge  will be  deducted  from the redemption  proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years  since you  invested  and the dollar  amount  being  redeemed, according to the following schedule for the Class B contingent  deferred sales charge holding period:

                                        ---------------------------------------

                                        Contingent Deferred Sales Charge on
                                        Redemptions in That Year
                                        (As % of Amount Subject to Charge)
Years Since Beginning of Month in
Which Purchase Order was Accepted

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

More than 6                             None

-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other
      Class  B  shares  that  were  acquired  by  reinvesting   dividends  and
      distributions  on the  converted  shares  will also  convert  to Class A shares.  For further  information on the conversion  feature and its tax implications,  see "Class B  Conversion"  in the Statement of Additional
      Information.

How Can you Buy Class C  Shares?  Class C shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class C shares are redeemed  within a  holding  period  of 12 months  from the  beginning  of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0%
will be  deducted  from  the  redemption  proceeds.  The  Class  C  contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY  CLASS N  SHARES?  Class N  shares  are  offered  for  sale to retirement plans  (including IRAs and 403(b) plans) that purchase  $500,000 or more  of  Class  N  shares  of one  or  more  Oppenheimer  funds  or to  group retirement  plans  (which do not  include  IRAs and  403(b)  plans)  that have assets  of  $500,000  or  more  or  100 or  more  eligible  participants.  See
"Availability  of Class N shares" in the Statement of  Additional  Information for other circumstances where Class N shares are available for purchase.

      A  contingent  deferred  sales  charge of 1.0% will be imposed  upon the redemption of Class N shares, if:
o     The  group  retirement  plan is  terminated  or  Class N  shares  of all
   Oppenheimer  funds are  terminated as an investment  option of the plan and
   Class N shares  are  redeemed  within 18  months  after  the  plan's  first purchase of Class N shares of any Oppenheimer fund, or
o     With  respect  to an IRA or 403(b)  plan,  Class N shares  are  redeemed within 18  months of the  plan's  first  purchase  of Class N shares of any
   Oppenheimer fund.

      Retirement  plans that offer  Class N shares may impose  charges on plan participant  accounts.  The  procedures  for buying,  selling,  exchanging and transferring  the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor or Transfer Agent in Colorado) and
the special account  features  applicable to purchasers of those other classes of  shares  described  elsewhere  in this  Prospectus  do not apply to Class N shares  offered  through a group  retirement  plan.  Instructions  for buying, selling,  exchanging or  transferring  Class N shares offered  through a group retirement  plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs incurred  for  services  provided  to  accounts  that  hold  Class  A  shares.
Reimbursement  is made  quarterly  at an  annual  rate of up to  0.25%  of the average  annual  net  assets of Class A shares of the  Fund.  The  Distributor currently  uses all of those  fees to pay  dealers,  brokers,  banks and other
financial   institutions   quarterly  for  providing   personal   service  and
maintenance  of accounts  of their  customers  that hold Class A shares.  With respect  to Class A shares  subject  to a Class A  contingent  deferred  sales charge purchased by grandfathered  retirement  accounts,  the Distributor pays the 0.25%  service  fee to  dealers  in  advance  for the first year after the shares are sold by the dealer.  During the first year the shares are sold, the
Distributor  retains  the service  fee.  After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and Service  Plans for Class B, Class C and Class N Shares.  The
      Fund has adopted  Distribution  and  Service  Plans for Class B, Class C
      and Class N shares to pay the  Distributor for its services and costs in distributing  Class  B,  Class  C  and  Class  N  shares  and  servicing accounts.  Under  the  plans,  the Fund pays the  Distributor  an annual asset-based  sales  charge  of 0.75% on Class B and  Class C shares  and
      0.25% on Class N shares.  The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

            The  asset-based  sales charge and service fees  increase  Class B and Class C expenses by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the respective class.  Because these fees are paid out of the  Fund's  assets on an  on-going  basis,  over time these fees will  increase  the cost of your  investment  and may cost you more than other types of sales charges.

            The  Distributor  uses the service fees to compensate  dealers for providing  personal  services for accounts that hold Class B, Class C or
      Class N shares.  The Distributor  pays the 0.25% service fees to dealers in advance  for the first year after the shares are sold by the  dealer.
      After the shares  have been held for a year,  the  Distributor  pays the service fees to dealers on a quarterly  basis.  The Distributor  retains the  service  fees for  accounts  for  which  it  renders  the  required personal services.

            The Distributor  currently pays a sales concession of 3.75% of the purchase  price of Class B shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  B  shares  is  therefore  4.00%  of  the  purchase   price.   The
      Distributor  retains  the  Class B  asset-based  sales  charge.  See the
      Statement of Additional Information for exceptions.

            The Distributor  currently pays a sales concession of 0.75% of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class C shares is therefore 1.0% of the purchase price.  The Distributor pays the  asset-based  sales  charge  as an  ongoing  concession  to the dealer on Class C shares that have been  outstanding for a year or more.
      See the Statement of Additional Information for exceptions.

            The Distributor  currently pays a sales concession of 0.75% of the purchase  price of Class N shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class N shares is therefore 1.0% of the purchase price.  The Distributor retains  the  asset-based  sales  charge  on  Class  N  shares.  See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any  change  of  bank  account  information  must  be  made by
signature-guaranteed   instructions  to  the  Transfer  Agent  signed  by  all
shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.

Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
------------------------
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund,  you have up to six months to reinvest  all or part of the redemption  proceeds in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege  applies only to Class A shares that you purchased  subject to an initial sales charge and to Class A or Class
B shares  on which  you  paid a  contingent  deferred  sales  charge  when you redeemed  them.  This  privilege  does not apply to Class C or Class N shares.
You must be sure to ask the  Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:
Individual  Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.
      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular  business day.
Your  shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form  (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by writing a letter or by  telephone.  You can also set up Automatic  Withdrawal Plans to redeem shares on a regular basis. If you have  questions  about  any of these  procedures,  and  especially  if you are redeeming  shares  in a  special  situation,  such as due to the  death of the owner or from a  retirement  plan  account,  please  call the  Transfer  Agent first, at 1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption  check is not payable to all  shareholders  listed on the account statement
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement
   o  Shares are being  transferred  to a Fund account with a different  owner or name

   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
   a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
   a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
   a U.S. national securities  exchange, a registered  securities  association or a clearing agency.
      If you are  signing  on behalf of a  corporation,  partnership  or other business  or as a  fiduciary,  you must also  include  your title in the signature.

Retirement  Plan Accounts.  There are special  procedures to sell shares in an
      OppenheimerFunds  retirement plan account. Call the Transfer Agent for a distribution  request form. Special income tax withholding  requirements apply  to  distributions  from  retirement  plans.  You  must  submit  a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan, you must ask the plan  trustee or  administrator  to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received by the Transfer  Agent by the close of the Exchange  that day,  which is  normally  4:00 P.M.,  but may be earlier on some days.  You may not redeem shares held in an  OppenheimerFunds  retirement  plan account or under a share certificate by telephone.
  o  To redeem shares through a service  representative  or  automatically  on
      PhoneLink, call 1.800.225.5677.
      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.

Telephone  Redemptions  Through  AccountLink.  There are no  dollar  limits on telephone  redemption  proceeds sent to a bank account  designated  when you  establish  AccountLink.  Normally  the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive dividends  on the  proceeds  of the shares you  redeemed  while they are waiting to be transferred.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B, Class C or Class N contingent  deferred sales  charge and redeem any of those  shares  during the  applicable  holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the  redemption  proceeds  (unless you are eligible for a waiver of that  sales  charge  based on the  categories  listed in  Appendix B to the
Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
   the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
   shares  purchased  by  the  reinvestment  of  dividends  or  capital  gains distributions, or
   shares  redeemed in the special  circumstances  described  in Appendix B to the Statement of Additional Information.
      To determine  whether a contingent  deferred  sales charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment  of  dividends  and  capital  gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges are not charged  when you  exchange shares of the Fund for  shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period,  the  holding  period  will carry  over to the fund  whose  shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged  for shares of certain  Oppenheimer  funds at net asset value per share at the time of exchange,  without  sales  charge.
Shares  of  the  Fund  can  be  purchased  by  exchange  of  shares  of  other
Oppenheimer  funds  on the same  basis.  To  exchange  shares,  you must  meet several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish  your account for at least  seven days  before you can  exchange  them.  After the account is open seven days, you can exchange shares every regular business day.
   o  You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares  of a  particular  class of the Fund  may be  exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes,  exchanges  of shares  involve a sale of the  shares of the fund you own and a  purchase  of the  shares of the other  fund,  which may result in a capital  gain  or  loss.  Please  refer  to "How to  Exchange  Shares"  in the
Statement of Additional Information for more details.

      You  can  find a list  of  Oppenheimer  funds  currently  available  for exchanges in the Statement of Additional  Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the  Transfer  Agent at
      the  address  on  the  back  cover.   Exchanges  of  shares  held  under
      certificates  cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:
Shares are  redeemed  from one fund and  purchased  from the other fund in the exchange  transaction  on  the  same  regular  business  day on  which  the
   Transfer Agent  receives an exchange  request that conforms to the policies described  above.  It must be  received by the close of the  Exchange  that day, which is normally 4:00 P.M. but may be earlier on some days.
The interests of the Fund's  long-term  shareholders and its ability to manage its  investments  may be adversely  affected when its shares are repeatedly bought and sold in response to short-term market  fluctuations--also  known as "market  timing." When large dollar  amounts are involved,  the Fund may have difficulty  implementing long-term investment  strategies,  because it cannot  predict  how much cash it will have to invest.  Market  timing also may force the Fund to sell portfolio  securities at  disadvantageous  times to raise  the  cash  needed  to buy a market  timer's  Fund  shares.  These factors  may hurt the Fund's  performance  and its  shareholders.  When the
   Manager  believes  frequent  trading would have a disruptive  effect on the
   Fund's  ability to manage its  investments,  the  Manager  and the Fund may reject purchase orders and exchanges into the Fund by any person,  group or account that the Manager believes to be a market timer.

o  The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time. The Fund will provide you notice  whenever it is required to do so by applicable  law,  but it may  impose  changes  at any  time  for  emergency purposes.
o  If the Transfer  Agent cannot  exchange all the shares you request  because of a restriction  cited above,  only the shares  eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account  valued at less than $500. The fee is automatically  deducted from accounts annually on or about the second to last  business day of  September.  See the  Statement  of  Additional
      Information,  or visit the  OppenheimerFunds  website,  to learn how you can  avoid  this  fee and for  circumstances  when  this fee will not be assessed.

The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required  documents in proper form.  From time to time,  the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.
The  redemption  price for shares  will vary from day to day because the value of the  securities in the Fund's  portfolio  fluctuates.  The redemption price,  which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.
Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check,  or through  AccountLink  within  seven  days after the  Transfer
      Agent receives redemption  instructions in proper form.  However,  under
      unusual   circumstances   determined  by  the  Securities  and  Exchange
      Commission,   payment  may  be  delayed  or   suspended.   For  accounts
      registered  in the name of a  broker-dealer,  payment  will  normally be forwarded within three business days after redemption.

The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds  wire or  certified check,  or  arrange  with  your bank to  provide  telephone  or  written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's portfolio.
Customer Identification  Program.  Federal regulations may require the Fund to obtain  your  name,  your  date of birth  (for a natural  person),  your residential  street  address or  principal  place of  business  and your
      Social  Security  number,   employer   identification  number  or  other
      government issued  identification  when you open an account.  Additional information  may  be  required  in  certain  circumstances  or  to  open corporate  accounts.  The  Fund  or the  Transfer  Agent  may  use  this information  to attempt  to verify  your  identity.  The Fund may not be able  to  establish  an  account  if the  necessary  information  is not received.  The Fund may also place limits on account  transactions while
      it  is  in  the  process  of   attempting   to  verify  your   identity.
      Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.

To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

If you want to receive  multiple copies of these  materials,  you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the Transfer Agent in writing.  Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by  the  Board  of  Trustees.
Dividends and  distributions  paid to Class A shares will  generally be higher than  dividends for Class B, Class C and Class N shares,  which  normally have higher  expenses than Class A shares.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital  Gains.  The Fund may realize  capital  gains on the sale of portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its  fiscal  year.  There  can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:
Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains  distributions  in additional  shares of the
      Fund.
Reinvest   Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some distributions (dividends,  short-term capital gains or long-term capital gains  distributions)  in the Fund while  receiving  the other  types of distributions  by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.
Distributions  are  subject to federal  income tax and may be subject to state or  local  taxes.  Dividends  paid  from  short-term  capital  gains  and  net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term  capital gains when distributed to shareholders.  It does not matter  how long you have held your  shares.  Whether  you  reinvest  your distributions in additional  shares or take them in cash, the tax treatment is the same.

      If  more  than  50%  of  the  Fund's  assets  are  invested  in  foreign securities  at the end of any  fiscal  year,  the Fund  may  elect  under  the
Internal Revenue Code to permit  shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  Any long-term  capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

Avoid  "Buying  a  Dividend."  If  you  buy  shares  on  or  just  before  the ex-dividend  date,  or just  before the Fund  declares  a capital  gains distribution,  you will  pay the  full  price  for the  shares  and then receive a portion  of the price  back as a taxable  dividend  or capital gain.

Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate,  you  may  have a  capital  gain  or loss  when  you  sell or exchange your shares.  A capital gain or loss is the difference  between the price you paid for the  shares and the price you  received  when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital  Can Occur.  In certain  cases,  distributions  made by the
      Fund may be considered a non-taxable  return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's financial  performance  for the past five fiscal  years.  Certain  information reflects  financial  results for a single Fund share. The total returns in the table  represent  the rate that an investor  would have earned (or lost) on an
investment  in  the  Fund   (assuming   reinvestment   of  all  dividends  and
distributions).  This  information  has been  audited by KPMG LLP,  the Fund's
independent   auditors,   whose  report,   along  with  the  Fund's  financial
statements,  is included in the Statement of Additional Information,  which is available on request.

                        APPENDIX TO THE PROSPECTUS OF
                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND

      Graphic  material  included  in the  Prospectus  of  Oppenheimer  Gold &
Special  Minerals Fund ("the Fund")  "Annual Total Returns  (Class A) (% as of
12/31 each year)":

      A bar chart will be included  in the  Prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment  in Class A shares of the Fund for each of the ten most recent  calendar  years,  without  deducting sales  charges or taxes.  Set forth  below are the  relevant  data points that will appear in the bar chart:

--------------------------------------------------------------------
      Calendar Year Ended:              Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                                       61.82%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                                       -5.97%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                                       -1.51%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                                       6.11%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                                      -31.92%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                                       -1.29%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                                       15.40%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                                      -15.11%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                                       19.73%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/02                                       42.48%

--------------------------------------------------------------------

INFORMATION AND SERVICES

For More Information on Oppenheimer Gold & Special Minerals Fund
The  following  additional  information  about the Fund is  available  without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information

You can  request  the  Statement  of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining  the Fund's  privacy  policy and other information about the Fund or your account:

-------------------------------------------------------------------------------

By Telephone:                    Call OppenheimerFunds Services toll-free:
                                 1.800.CALL.OPP (225.5677)

-------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                         Write to:
                                 OppenheimerFunds Services
                                 P.O. Box 5270
                                 Denver, Colorado 80217-5270
------------------------------------------------------------------------------
-------------------------------------------------------------------------------

On the Internet:                 You can send us a request by e-mail or read
                                 or down-load documents on the
                                 OppenheimerFunds website:
                                 www.oppenheimerfunds.com
                                 ------------------------

-------------------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other than what is contained in this
Prospectus.  This Prospectus is not an offer to sell shares of the Fund, nor a solicitation  of an offer to buy  shares  of the  Fund,  to any  person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.

The Fund's SEC File No. 811-3694

PR0410.001.1003
Printed on recycled paper

Oppenheimer Gold & Special Minerals Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated October _____, 2003

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  October _____,2003.  It  should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...
    The Fund's Investment Policies......................................
    Other Investment Techniques and Strategies..........................
    Investment Restrictions.............................................

How the Fund is Managed ................................................
    Organization and History............................................
    Board of Trustees and Oversight Committees..........................
    Trustees and Officers of the Fund...................................
    The Manager.........................................................

Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How To Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Independent Auditors' Report............................................
Financial Statements....................................................

Appendix A: Industry Classifications....................................  A-1
Appendix B: Special Sales Charge Arrangements and Waivers...............  B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc. (the "Manager"),  can select for the Fund.  Additional information  is also provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

      Investments  in  Equity  Securities  and  Metal  Investments.  The  Fund
focuses its  investments  in equity  securities of U.S. and  foreign-domiciled companies.  Equity securities include common stocks,  preferred stocks, rights and  warrants,  and  securities  convertible  into  common  stock.  The Fund's investments  primarily include stocks of companies that are involved in mining or  processing  gold  or  other  metals  or  minerals.  These  securities  are described as "Mining Securities."

      The Fund may also invest in gold or silver  bullion,  in other  precious metals,  in metals naturally  occurring with precious metals,  in certificates representing  an  ownership  interest in those  metals,  and in gold or silver coins. These investments are referred to as "Metal  Investments." Under normal market  conditions,  the Fund will invest at least 80% of its total  assets in
Mining  Securities  and Metal  Investments.  However,  the Fund will invest no more than 10% of its total assets in Metal Investments.

      Current income is not a criterion used to select  portfolio  securities.
However,  certain debt securities can be selected for the Fund's portfolio for defensive purposes  (including debt securities that the Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

      o Growth  Companies.  Growth  companies  are  those  companies  that the
Manager believes are entering into a growth cycle in their business,  with the expectation  that their stock will increase in value.  They may be established companies  as  well  as  newer  companies  in the  development  stage.  Growth companies might have a variety of  characteristics  that in the Manager's view define them as "growth"  issuers.  They might be  generating  or applying  new technologies,  new or improved  distribution  techniques or new  services.  In each case,  they have  prospects  that the Manager  believes are favorable for the long term.  The portfolio  manager of the Fund looks for growth  companies with strong,  capable  management,  sound  financial and accounting  policies, successful product development and marketing and other factors.

      o Convertible  Securities.  While some convertible securities are a form of debt security,  in many cases their conversion feature (allowing conversion into equity  securities)  causes  them to be  regarded by the Manager  more as
"equity  equivalents."  As a result,  the rating  assigned to the security has less impact on the Manager's  investment  decision with respect to convertible securities  than  in the  case of  non-convertible  fixed  income  securities.
Convertible  securities  are  subject to the credit  risks and  interest  rate risks described below in "Debt Securities."

      To  determine  whether  convertible  securities  should be  regarded  as
"equity equivalents," the Manager examines the following factors:
      (1) whether,  at the option of the investor,  the  convertible  security can be  exchanged  for a fixed  number of shares of common  stock of the issuer,
      (2) whether the issuer of the  convertible  securities  has restated its earnings  per  share  of  common  stock  on a  fully  diluted  basis
          (considering   the   effect  of   conversion   of  the   convertible
          securities), and

      (3) the  extent to which the  convertible  security  may be a  defensive
          "equity  substitute,"  providing the ability to  participate  in any appreciation in the price of the issuer's common stock.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion  value,  the security will behave more like a debt security and the security's  price will likely  increase when interest  rates fall and decrease when interest  rates rise.  If the  conversion  value  exceeds the  investment value, the security will behave more like an equity security.  In that case it will likely  sell at a premium  over its  conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

      o Rights and Warrants.  The Fund may invest up to 5% of its total assets in  warrants or rights.  That 5% limit does not apply to  warrants  and rights the Fund has acquired as part of units of  securities  or that are attached to other  securities  that the Fund  buys.  No more than 2% of the  Fund's  total assets may be invested  in warrants  and rights that are not listed on the New
York  or  American  Stock   Exchanges.   These   percentage   limitations  are
fundamental  policies.  Warrants  basically  are  options to  purchase  equity securities  at  specific  prices  valid for a specific  period of time.  Their prices do not  necessarily  move  parallel  to the  prices  of the  underlying securities.  Rights  are  similar  to  warrants,  but  normally  have a  short duration  and are  distributed  directly  by the  issuer to its  shareholders.
Rights and warrants  have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

      Foreign  Securities.   "Foreign  securities"  include  equity  and  debt
securities of companies  organized  under the laws of countries other than the
United States and of  governments  other than the U.S.  government.  They also include securities of companies  (including those that are located in the U.S.
or  organized  under  U.S.  law) that  derive a  significant  portion of their revenue or profits  from foreign  businesses,  investments  or sales,  or that have a  significant  portion  of their  assets  abroad.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or
traded  in  the  U.S.   over-the-counter   markets  are  considered   "foreign
securities"  for the purpose of the Fund's  investment  allocations.  They are subject to some of the  special  considerations  and risks,  discussed  below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      Risks of Foreign Investing.  Investments in foreign securities may offer special  opportunities for investing but also present special additional risks and  considerations  not typically  associated  with  investments  in domestic securities. Some of these additional risks are:

      o  reduction of income by foreign taxes;
      o  fluctuation  in  value  of  foreign  investments  due to  changes  in
         currency  rates  or  currency   control   regulations  (for  example,
         currency blockage);
      o  transaction charges for currency exchange;
      o  lack of public information about foreign issuers;
      o  lack  of  uniform   accounting,   auditing  and  financial  reporting
         standards in foreign  countries  comparable  to those  applicable  to domestic issuers;
      o  less volume on foreign exchanges than on U.S. exchanges;
      o  greater  volatility and less liquidity on foreign markets than in the
         U.S.;
      o  less governmental  regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
      o  greater difficulties in commencing lawsuits;
      o  higher brokerage commission rates than in the U.S.;
      o  increased risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio securities;
      o  possibilities  in  some  countries  of  expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and
      o  unfavorable   differences   between  the  U.S.  economy  and  foreign
         economies.

            In the past, U.S.  government  policies have  discouraged  certain investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      o Special Risks of Emerging  Markets.  Emerging and  developing  markets abroad may also offer  special  opportunities  for growth  investing  but have greater risks than more  developed  foreign  markets,  such as those in Europe and  Canada,  Australia,  New  Zealand  and  Japan.  There  may be  even  less liquidity in their stock  markets,  and  settlements of purchases and sales of securities  may be subject to additional  delays.  They are subject to greater risks of  limitations  on the  repatriation  of income and profits  because of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater  political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

      Special Risks of  Concentrating  Investments  in Mining  Securities  and
Metal  Investments.  Investments in Mining  Securities  and Metal  Investments
involve  additional  risks and  considerations  not typically  associated with other types of investments:  (1) the risk of substantial price fluctuations of gold and precious  metals;  (2) the  concentration of gold supply is mainly in five  territories  (South Africa,  Australia,  the Commonwealth of Independent
States (the  former  Soviet  Union),  Canada and the United  States),  and the
prevailing  economic and political  conditions  of these  countries may have a direct  effect on the  production  and  marketing of gold and sales of central
bank  gold  holdings;  (3)  unpredictable   international  monetary  policies,
economic and political conditions;  (4) possible U.S. governmental  regulation of Metal Investments,  as well as foreign regulation of such investments;  and
(5)  possible   adverse  tax   consequences  for  the  Fund  in  making  Metal
Investments,  if it fails to qualify as a "regulated investment company" under the Internal Revenue Code.

      Because the Fund  concentrates its investments in Mining  Securities and
Metal  Investments,  an  adverse  change  with  respect  to any of these  risk factors  could  have a  significant  negative  effect on the  Fund's net asset value per share. These risks are discussed in greater detail below.

      o Risk of Price  Fluctuations.  The  prices of  precious  and  strategic metals are affected by various factors such as economic conditions,  political events,  governmental  monetary and regulatory policies and market events. The prices  of  Mining  Securities  and  Metal  Investments  held by the  Fund may fluctuate sharply, which will affect the value of the Fund's shares.

      o  Concentration  of Source of Gold  Supply and  Control of Gold  Sales.
Currently,  the  five  largest  producers  of gold are the  Republic  of South
Africa,  Australia,  the  Commonwealth  of Independent  States (which includes
Russia  and  certain  other  countries  that  were part of the  former  Soviet
Union),  Canada and the United  States.  Economic and political  conditions in those  countries may have a direct effect on the  production  and marketing of gold and on  sales of  central  bank  gold  holdings.  In  South  Africa,  the activities  of  companies  engaged in gold mining are subject to the  policies adopted by the  Ministry of Mines.  The Reserve Bank of South  Africa,  as the
sole  authorized  sales agent for South African gold,  has an influence on the price  and  timing  of sales of  South  African  gold.  Political  and  social conditions in South Africa are still  somewhat  unsettled and may pose certain risks to the Fund (in addition to the risks  described below under the caption
"Foreign  Securities"),  because  the Fund may hold a portion of its assets in securities of South African issuers.

      o Unpredictable  International Monetary Policies, Economic and Political
Conditions.  There is the possibility that unusual  international  monetary or political  conditions  may make the Fund's  portfolio  assets less liquid,  or that the value of the Fund's assets might be more volatile,  than would be the case with other investments.  In particular,  the price of gold is affected by its direct and  indirect  use to settle net balance of payments  deficits  and surpluses between nations.  Because the prices of precious or strategic metals may be affected by unpredictable  international monetary policies and economic conditions,  there may be greater likelihood of a more dramatic fluctuation of the market prices of the Fund's investments than of other investments.

      o  Commodities  Regulations.  The  trading of Metal  Investments  in the
United  States  could  become  subject to the rules that govern the trading of agricultural  and certain  other  commodities  and commodity  futures.  In the opinion  of  the  Fund's  counsel,  at  present  the  Fund's  permitted  Metal
Investments  are either not subject to  regulation  by the  Commodity  Futures
Trading Commission ("CFTC") or an exemption from regulation is available.  The absence of CFTC regulation may adversely  affect the continued  development of an orderly  market in Metal  Investments  trading in the  United  States.  The development  of a regulated  futures market in Metal  Investments  trading may affect the development of a market in, and the price of, Metal  Investments in the United States.

      o Effect on the Fund's Tax  Status.  By making  Metal  Investments,  the
Fund risks  failing to qualify as a  regulated  investment  company  under the
Internal  Revenue Code. If the Fund should fail to qualify,  it would lose the beneficial tax treatment  accorded to qualifying  investment  companies  under
Subchapter  M of the Code.  Failure  to qualify  would  occur if in any fiscal year the Fund either (a)  derived 10% or more of its gross  income (as defined in the Internal Revenue Code,  which disregards  losses for this purpose) from sales or other  dispositions of Metal  Investments,  or (b) held more than 50%
of its net  assets  in the  form of Metal  Investments  or in  securities  not meeting  certain  tests  under the  Internal  Revenue  Code  (see  "Dividends,
Capital Gains and Taxes").  Accordingly,  the Fund will endeavor to manage its portfolio within the limitations  described above, and the Fund has adopted an investment  restriction  limiting  the amount of its total  assets that can be invested in Metal  Investments.  There can be no assurance  that the Fund will qualify in every  fiscal  year.  Furthermore,  to comply with the  limitations described  above,  the Fund may be required to make  investment  decisions the
Manager would otherwise not make,  foregoing the opportunity to realize gains, if necessary, to permit the Fund to qualify. See "Investment Restrictions."

      Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its  portfolio  securities  during its last fiscal  year.  For example,  if a fund sold all of its securities  during the year, its portfolio turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will fluctuate  from year to year,  and the Fund  might have a  portfolio  turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance.  Additionally, the realization of capital gains from selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act Investment Company Act of 1940 (the "Investment
Company Act") that apply to those types of investments.  For example, the
Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

Investing   in  another   investment   company  may  involve  the  payment  of
substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

      Investing  in  Small,  Unseasoned  Companies.  The  Fund may  invest  in securities of small, unseasoned companies.  These are companies that have been in  operation  for less than three  years,  including  the  operations  of any predecessors.  Securities  of these  companies may be subject to volatility in their  prices.  They may have a limited  trading  market,  which may adversely affect  the  Fund's  ability  to  dispose of them and can reduce the price the
Fund might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might  trade  the  security  when the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings  than might  otherwise be obtained.  The Fund has no limit on the amount of its net assets that may be invested in those securities.

      Debt  Securities.  While the Fund does not  invest  for the  purpose  of
seeking  current  income,   at  times  certain  debt  securities  (other  than
convertible  debt  securities  described above under the description of equity investments)  may be  selected  for  investment  by  the  Fund  for  defensive purposes,  as described below. For example, when the stock market is volatile, or when the portfolio  manager  believes that growth  opportunities  in stocks are not  attractive,  certain debt  securities  might not only offer defensive opportunities  but also some  opportunities  for capital  appreciation.  These investments  could  include  corporate  bonds  and  notes of  foreign  or U.S.
companies,  as well as  U.S.  and  foreign  government  securities.  It is not expected that this will be a significant  portfolio strategy of the Fund under normal market circumstances.

      o Credit Risk. Debt  securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a debt  security  to make  interest or principal  payments on the security as they become due. If the issuer fails to pay  interest,  the Fund's  income may be reduced  and if the issuer  fails to repay  principal,  the  value of that  bond and of the  Fund's  shares  may be reduced.  The Manager may rely to some extent on credit  ratings by nationally recognized  rating  agencies  in  evaluating  the  credit  risk of  securities selected  for the  Fund's  portfolio.  It may  also use its own  research  and analysis.  Many factors  affect an issuer's  ability to make timely  payments, and the credit risks of a particular  security may change over time. While the
Fund can  invest in  higher-yielding  lower-grade  debt  securities  (that is, securities  below  investment  grade),  its debt investments will generally be investment  grade.  Those  are  securities  rated in the four  highest  rating categories of Standard & Poor's Rating Service or Moody's  Investors  Service,
Inc., or equivalent  ratings of other rating agencies or ratings assigned to a security by the Manager.

      o Interest Rate Risks. In addition to credit risks,  debt securities are subject to  changes  in value when  prevailing  interest  rates  change.  When interest  rates fall,  the values of  outstanding  debt  securities  generally rise,  and the bonds may sell for more than their face amount.  When  interest rates rise, the values of outstanding debt securities  generally decline,  and the bonds may sell at a discount  from their face  amount.  The  magnitude  of these price  changes is  generally  greater for bonds with longer  maturities.
Therefore,  when the average maturity of the Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

      Repurchase  Agreements.  The  Fund can  acquire  securities  subject  to
repurchase   agreements.   It  may  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary defensive  purposes,  as described below.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission,  the Fund,  along with other  affiliated  entities  managed by the
Manager,  may  transfer  uninvested  cash  balances  into  one or  more  joint repurchase  accounts.  These  balances are invested in one or more  repurchase agreements,  secured  by  U.S.  government  securities.  Securities  that  are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint repurchase  agreement  requires that the  market  value  of the  collateral  be  sufficient  to cover  payments  of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

      Illiquid and  Restricted  Securities.  Under the policies and procedures established  by the Fund's  Board of  Trustees,  the  Manager  determines  the liquidity  of certain of the  Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered under the Securities Act of 1933,  the Fund may have to cause those  securities to be  registered.  The expenses of  registering  restricted  securities may be negotiated by the Fund with the issuer at the time the Fund buys the  securities.  When the Fund must arrange  registration  because  the  Fund  wishes  to  sell  the  security,  a considerable  period may elapse  between the time the decision is made to sell the security and the time the  security is  registered  so that the Fund could sell it.  The Fund  would  bear the risks of any  downward  price  fluctuation during that period.

      The  Fund  may  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes, the Fund can lend its  portfolio  securities  to  brokers,  dealers  and other types of  financial  institutions  approved by the Fund's  Board of  Trustees.
These loans are limited to not more than 25% of the value of the Fund's  total assets.  The Fund  currently  does not intend to engage in loans of securities in the coming  year,  but if it does so, such loans will not likely  exceed 5%
of the Fund's total assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finders',  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      Borrowing  for  Leverage.  The Fund has the ability to borrow and invest the borrowed  funds in portfolio  securities.  This  speculative  technique is known as  "leverage."  The Fund may borrow only from banks.  Currently,  under the Investment  Company Act, absent exemptive relief, a mutual fund may borrow only from banks and the  maximum  amount it may borrow is up to  one-third  of its total assets  (including  the amount  borrowed) less all  liabilities  and indebtedness  other than  borrowing.  If the value of the Fund's  assets fails to meet this 300% asset  coverage  requirement,  the Fund will reduce its bank debt within three days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage.  Additionally, the Fund's net asset value per share might fluctuate  more than that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using  this  technique,  but if it does so, it will not likely do so to a substantial degree.

      Derivatives.  The Fund can invest in a variety of derivative investments to seek income for liquidity  needs or for hedging  purposes.  Some derivative investments  the Fund can use are the hedging  instruments  described below in this Statement of Additional Information.  However, the Fund does not use, and does not currently contemplate using,  derivatives or hedging instruments to a significant degree.

      Some  of the  derivative  investments  the  Fund  can use  include  debt exchangeable for common stock of an issuer or "equity-linked  debt securities"
of an issuer. At maturity,  the debt security is exchanged for common stock of the issuer or it is payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the principal  amount of the debt because the price of the issuer's  common stock may not be as high as the
Manager expected.

      Hedging.  Although the Fund does not  anticipate  the  extensive  use of hedging  instruments,  the Fund can use  hedging  instruments.  To  attempt to protect  against  declines  in the market  value of the Fund's  portfolio,  to permit  the  Fund  to  retain  unrealized  gains  in the  value  of  portfolio securities which have  appreciated,  or to facilitate  selling  securities for investment reasons, the Fund could:
      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures.  Covered calls may also be used to  increase  the Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Fund's  strategy of hedging with futures and options on futures will be incidental  to the Fund's  activities in the  underlying  cash market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

      o Futures.  The Fund may buy and sell futures  contracts  that relate to
(1)  broadly-based  stock  indices  (these  are  referred  to as "stock  index futures"),  and  (2)  an  individual  stock  ("single  stock  futures").  This limitation is a fundamental policy.

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  They may in some  cases be based on  stocks of  issuers  in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index cannot be purchased or sold directly.

      A  single  stock  future  obligates  the  seller  to  deliver  (and  the purchaser to take) cash or a specified  equity  security to settle the futures transaction.  Either  party  could also enter into an  offsetting  contract to close out the position.  Single stock  futures trade on a very limited  number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

      o Put and Call  Options.  The Fund can buy and sell certain kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy and sell exchange-traded  and  over-the-counter  put and call options,  including index options,  securities  options,  currency options,  and options on the types of futures  described  above.  The Fund may buy a call or put only if,  after the purchase,  the  value of all call and put  options  held by the Fund  will not exceed 10% of the Fund's total assets.

      o Writing  Covered  Call  Options.  The Fund can write  (that is,  sell)
covered  calls.  If the Fund sells a call  option,  it must be  covered.  That means the Fund must own the  security  subject  to the call  while the call is outstanding,  or,  for  certain  types of calls,  the call may be  covered  by identifying  liquid  assets on the Fund's  books to enable the Fund to satisfy its  obligations  if the  call is  exercised.  Up to 25% of the  Fund's  total assets  may be subject to calls the Fund  writes.  However,  the Fund will not write or purchase  any call that will cause the value of the Fund's calls on a particular security to exceed 3% of the Fund's total assets.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case,  the Fund would keep the premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded on  exchanges  or as to other  acceptable escrow  securities.  In  that  way,  no  margin  will  be  required  for  such transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  identifying on its  books an  equivalent  dollar  amount  of  liquid  assets.  The Fund  will identify  additional  liquid  assets  if the  value of the  identified  liquid assets  drops below 100% of the current  value of the future.  Because of this identification  requirement,  in no circumstances  would the Fund's receipt of an  exercise  notice as to that  future  require the Fund to deliver a futures contract.  It would simply put the Fund in a short futures position,  which is permitted by the Fund's hedging policies.

      o Writing Put Options.  The Fund can sell put  options.  A put option on securities  gives  the  purchaser  the  right  to  sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than 25% of the Fund's total assets would be required to be  identified  as liquid  assets to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price  will  usually  exceed  the  market  value of the investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets on its books  with a value  equal  to or  greater  than  the  exercise  price  of the
underlying   securities.   The  Fund  therefore  forgoes  the  opportunity  of
investing the identified liquid assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

      o  Purchasing  Calls and Puts.  The Fund can  purchase  calls to protect against the possibility  that the Fund's  portfolio will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment  from a seller of a  corresponding call on the same investment  during the call period at a fixed exercise price.
The Fund  benefits  only if it sells  the call at a profit or if,  during  the call period,  the market price of the  underlying  investment is above the sum of the call  price plus the  transaction  costs and the  premium  paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that case the Fund will have paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period against a decline in the value of the underlying  investment below the exercise price by selling  the  underlying  investment  at the  exercise  price to a seller of a corresponding  put. If the market price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the  underlying investment.  However, the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own (such as an index or  future)  permits  the  Fund to  resell  the  put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all  call and put  options  held by the Fund  will  not  exceed  10% of the
Fund's  total  assets.  In  addition,  the Fund will not write or purchase any call that will cause the value of the Fund's  calls on a  particular  security to exceed 3% of the Fund's total assets.

      o Buying and  Selling  Options on Foreign  Currencies.  The Fund can buy
and sell calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities  exchange or in the over-the-counter markets or are quoted by major  recognized  dealers in such options.  The Fund could  use these  calls and puts to try to  protect  against  declines  in the dollar  value of  foreign  securities  and  increases  in the  dollar  cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional cash  consideration  identified on its books) upon  conversion or exchange of other  foreign  currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by identifying on its books cash, U.S.  government  securities or other liquid securities in an amount equal to the exercise price of the option.

      o Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  might affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

      o Forward  Contracts.  Forward  contracts are foreign currency  exchange contracts.  They are used to buy or sell foreign  currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible losses from changes in the relative values of the U.S.  dollar  and a foreign  currency.  The Fund  limits its  exposure  in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets  denominated  in that  currency  or a  closely-correlated currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend payments.  To do so, the Fund might enter into a forward contract for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying on its books liquid  assets  having a value equal to the  aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover  identified  on the Fund's books must be at least equal at all times to the amount of that excess. As one alternative,  the Fund may  purchase a call  option  permitting  the Fund to  purchase  the amount of foreign  currency being hedged by a forward sale contract at a price no higher than  the  forward  contract  price.  As  another  alternative,  the  Fund may purchase  a put  option  permitting  the Fund to sell the  amount  of  foreign currency subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an  offsetting  forward  contract  under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      o  Regulatory  Aspects of Hedging  Instruments.  When using  futures and options on futures,  the Fund is required to operate within certain guidelines and  restrictions  with  respect to the use of futures as  established  by the
Commodities Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from  registration with the CFTC as a "commodity pool operator" if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC. The
Rule does not limit the  percentage  of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging  position.
However,  under the Rule,  the Fund must limit its aggregate  initial  futures margin  and  related  options  premiums  to not more than 5% of the Fund's net assets  for  hedging  strategies  that are not  considered  bona fide  hedging strategies  under  the  Rule.  Under  the  Rule,  the Fund must also use short futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable  provisions of the Commodity Exchange
Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on Futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under  interpretations  of staff members of the  Securities and Exchange
Commission  regarding  applicable  provisions of the  Investment  Company Act, when  the  Fund  purchases  a  future,  it  must  segregate  cash  or  readily marketable  short-term  debt  instruments  in an amount  equal to the purchase price of the future, less the margin deposit applicable to it.

      o Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency exchange  contracts in which the Fund may invest are treated as "Section  1256 contracts"  under the  Internal  Revenue  Code.  In  general,  gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40%
short-term capital gains or losses under the Code.  However,  foreign currency gains  or  losses  arising  from  Section  1256  contracts  that  are  forward contracts  generally  are treated as  ordinary  income or loss.  In  addition,
Section  1256  contracts  held by the Fund at the end of each taxable year are
"marked-to-market,"  and unrealized gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment company  distributions and for other purposes  under rules  prescribed  pursuant to the Internal  Revenue
Code.  An election can be made by the Fund to exempt those  transactions  from this marked-to-market treatment.

      Certain  forward  contracts  entered  into by the  Fund  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
      (1) gains or losses  attributable to fluctuations in exchange rates that
          occur   between  the  time  the  Fund  accrues   interest  or  other
          receivables or accrues expenses or other liabilities  denominated in a foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
      (2) gains or  losses  attributable  to  fluctuations  in the  value of a foreign  currency between the date of acquisition of a debt security denominated  in a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      Temporary Defensive and Interim Investments.  When market conditions are unstable,  or the  Manager  believes  it is  otherwise  appropriate  to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while  waiting  reinvest  cash  received  from  the  sale of  other  portfolio securities. The Fund can buy:

      o  high-quality    (rated   in   the   top    rating    categories    of
         nationally-recognized  rating  organizations or deemed by the Manager to be of comparable  quality),  short-term money market  instruments, including  those  issued by the U. S.  Treasury  or other  government agencies,
      o  commercial  paper   (short-term,   unsecured,   promissory  notes  of
         domestic or foreign  companies) rated in the top rating category of a nationally recognized rating organization,
      o  debt obligations of corporate issuers,  rated investment grade (rated at least Baa by Moody's  Investors  Service,  Inc. or at least BBB by
         Standard & Poor's Rating Service,  or a comparable  rating by another rating organization),  or unrated securities judged by the Manager to be of a quality comparable to rated securities in those categories,
      o  preferred stocks,
      o  certificates  of deposit and  bankers'  acceptances  of domestic  and foreign banks and savings and loan associations, and
      o  repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

Investment Restrictions

      What  Are  "Fundamental   Policies?"   Fundamental  policies  are  those
policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's  principal  investment  policies are described in the Prospectus.

      Does  the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

      o The Fund  cannot  invest in Metal  Investments  if, as a result,  more than 10% of the Fund's total assets would be invested in Metal Investments.

      o With the exception of its  investments in Mining  Securities and Metal
Investments,  the Fund cannot  concentrate  investments.  That means it cannot invest  25% or more of its total  assets in any  industry  other  than  Mining
Securities, or Mining Securities and Metal Investments.

      o The Fund is  "non-diversified"  under the  Investment  Company  Act of
1940.

      o The Fund may not borrow money,  except to the extent  permitted  under the  Investment  Company  Act,  the  rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      o The Fund cannot make loans,  except to the extent  permitted under the
Investment  Company Act, the rules or regulations  thereunder or any exemption thereform  that  is  applicable  to  the  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

      o The  Fund  cannot  invest  in real  estate,  physical  commodities  or commodity  contracts (other than the hedging  instruments or Metal Investments permitted  by any of its  other  investment  policies)  except  to the  extent
permitted  under  the  Investment   Company  Act,  the  rules  or  regulations
thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or  interpreted  from time to time. It does not matter  whether the hedging  instrument or Metal Investment is considered to be a commodity or commodity contract.

      o The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to
cover  the  related   obligations.   Examples  of  those  activities   include
borrowing  money,   reverse  repurchase   agreements,   delayed-delivery   and
when-issued arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      o The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an  underwriter  under the  Securities
Act of 1933 when reselling any securities held in its own portfolio.

      As a  non-fundamental  investment  policy,  the Fund  cannot  invest  in securities  of other  investment  companies,  except to the  extent  permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only at the  time  the  Fund  makes  an  investment.  The  Fund  need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's  policy not to  concentrate  its  investments
(other   than  in  Mining   Securities,   or  Mining   Securities   and  Metal
Investments),  the Fund has adopted the industry  classifications set forth in
Appendix  A to  this  Statement  of  Additional  Information.  These  industry
classifications,   with  the   exception  of  Mining   Securities   and  Metal
Investments, are not a fundamental policy.

      Non-Diversification   of   the   Fund's   Investments.    The   Fund   is
"non-diversified,"  as defined in the  Investment  Company Act.  Funds that are diversified  have  restrictions  against  investing too much of their assets in the  securities of any one  "issuer."  That means that the Fund can invest more of its  assets  in the  securities  of a  single  issuer  than a fund  that  is diversified.

      Being  non-diversified  poses additional investment risks, because if the
Fund  invests more of its assets in fewer  issuers,  the value of its shares is subject to greater  fluctuations from adverse  conditions  affecting any one of
those  issuers.   However,   the  Fund  does  limit  its   investments  in  the
securities  of any one  issuer to  qualify  for tax  purposes  as a  "regulated investment  company" under the Internal  Revenue Code. By  qualifying,  it does not have to pay  federal  income  taxes if more  than 90% of its  earnings  are distributed  to  shareholders.  To  qualify,  the Fund  must  meet a number  of conditions.  First,  not more than 25% of the market  value of the Fund's total assets may be invested  in the  securities  of a single  issuer.  Second,  with respect to 50% of the  market  value of its total  assets,  (1) no more than 5%
of the market  value of its total assets may be invested in the  securities  of a  single  issuer,  and  (2)  the  Fund  must  not  own  more  than  10% of the outstanding voting securities of a single issuer.

How the Fund is Managed

Organization and History. The Fund is an open-end,  non-diversified management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Maryland corporation in 1983 but was reorganized as a Massachusetts business trust in 1985.

      |X| Classes of Shares. The Trustees are authorized,  without shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has four classes of shares:  Class A, Class B, Class
C and Class N. All  classes  invest  in the same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
      has its own dividends and distributions,
      pays certain expenses which may be different for the different classes, may have a different net asset value,
      may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
      votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      |X| Meetings of  Shareholders.  As a Massachusetts  business trust,  the
Fund is not  required  to hold,  and does  not  plan to hold,  regular  annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the  Investment  Company  Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the Trustees or upon proper  request of the shareholders.

      Shareholders  have the right, upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee  Liability.  The Fund's Declaration of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business trust (such as the Fund) to be held personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur  financial  loss from being held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the  Manager.  Although  the Fund will not  normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other  action  described  in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit  Committee,  a Regulatory & Oversight
Committee,  a  Governance  Committee,   and  a  Proxy  Committee.   The  Audit
Committee  is comprised  solely of  Independent  Trustees.  The members of the
Audit  Committee  are Edward  Regan  (Chairman),  Kenneth  Randall and Russell
Reynolds.  The Audit  Committee held 6 meetings  during the Fund's fiscal year
ended  June  30,   2003.   The  Audit   Committee   provides  the  Board  with
recommendations  regarding  the selection of the Fund's  independent  auditor.
The Audit  Committee  also  reviews  the scope and  results  of audits and the audit  fees  charged,  reviews  reports  from the Fund's  independent  auditor concerning  the  Fund's  internal  accounting  procedures,  and  controls  and reviews reports of the Manager's  internal auditor,  among other duties as set forth in the Committee's charter.

      The members of the  Regulatory  & Oversight  Committee  are Robert Galli
(Chairman),  Joel Motley and Phillip  Griffiths.  The  Regulatory  & Oversight
Committee  held 6 meetings  during the Fund's fiscal year ended June 30, 2003.
The  Regulatory & Oversight  Committee  evaluates  and reports to the Board on the Fund's  contractual  arrangements,  including the Investment  Advisory and
Distribution  Agreements,  transfer and  shareholder  service  agreements  and custodian  agreements  as well as the policies and  procedures  adopted by the
Fund to comply  with the  Investment  Company  Act and other  applicable  law, among other duties as set forth in the Committee's charter.

      The  members  of  the  Governance  Committee  are  Joel  Motley  (Acting
Chairman),  Phillip  Griffiths and Kenneth Randall.  The Governance  Committee
held no  meetings  during the Fund's  fiscal  year  ended June 30,  2003.  The
Governance  Committee reviews the Fund's governance  guidelines,  the adequacy of the Fund's Codes of Ethics, and develops  qualification  criteria for Board members consistent with the Fund's governance  guidelines,  among other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman),  Russell
Reynolds  and John  Murphy.  The Proxy  Committee  held 2 meetings  during the
Fund's  fiscal year ended June 30,  2003.  The Proxy  Committee  provides  the
Board with  recommendations  for proxy voting and monitors proxy voting by the
Fund.

Trustees  and  Officers  of the  Fund.  Except  for  Mr.  Murphy,  each of the
Trustees is an  "Independent  Trustee," as defined in the  Investment  Company
Act. Mr. Murphy is an "Interested  Trustee," because he is affiliated with the
Manager by virtue of his  positions as an officer and director of the Manager, and as a shareholder of its parent company.

      The Fund's  Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal  occupations and business  affiliations  during  the past five  years  are  listed in the chart below.  The  information  for the Trustees  also  includes the dollar range of shares  of  the  Fund  as  well  as  the  aggregate  dollar  range  of  shares beneficially  owned in any of the Oppenheimer  funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the  following  publicly offered Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer     AMT-Free    New    York
Municipals                              Oppenheimer International Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer California Municipal Fund   Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Capital Preservation Fund   Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund     Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund              Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund  Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund             Oppenheimer Trinity Core Fund
Oppenheimer Europe Fund                 Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Global Fund                 Oppenheimer Trinity Value Fund
Oppenheimer Global Opportunities Fund   Oppenheimer U.S. Government Trust
Oppenheimer  Gold  &  Special  Minerals
Fund
Oppenheimer Growth Fund

      In addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds complex. Present or former officers,  directors, trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees are  permitted  to  purchase  Class  A  shares  of  the  Fund  and  the  other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group  because of the  economies of sales efforts realized by the Distributor.

      Messrs. Li, Murphy, Masterson,  Molleur,  Vottiero, Wixted and Zack, and
Mses.  Bechtolt,  Feld and Ives respectively hold the same offices with one or more of the other  Board I Funds as with the Fund.  As of  [________________], the  Trustees  and  officers  of the  Fund,  as a group,  owned of  record  or beneficially  less than 1% of each class of shares of the Fund.  The foregoing statement  does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares beneficially  owned under the plan by the  officers of the Fund listed  above.
In addition,  each Independent  Trustee, and his or her family members, do not own  securities of either the Manager or  Distributor  of the Board I Funds or any persons directly or indirectly controlling,  controlled by or under common control with the Manager or Distributor.

     |X|  Affiliated  Transactions  and  Material  Business  Relationships.  Mr.
Reynolds has reported  that he has a  controlling  interest in The  Directorship
Group, Inc. ("The Directorship  Search Group"), a director  recruiting firm that provided  consulting  services to  Massachusetts  Mutual Life Insurance  Company
(which controls the Manager) for fees aggregating  $247,500 from January 1, 2001 through December 31, 2002. Mr. Reynolds  estimates that The Directorship  Search
Group will not provide consulting services to during the calendar year 2003. The
Independent  Trustees have unanimously  (except  abstained)  determined that the consulting  arrangements Search Group and Massachusetts  Mutual Life Insurance C
business or professional relationships that would compromi for Mr. Reynolds, who
an  Independent   Trustee.   Nonetheless,   to  assure  certainty  abetween  The
Directorship  Board and the  Independent  Trustees as to matters upon whicompany were not material Act or the rules  thereunder  require approval by a majorityse
Mr. Reynolds' status as Mr. Reynolds will not be counted for purposes of determs to determinations of the Independent  Trustees was present or whether a majority
h the Investment  Company approved the matter.  of Independent  Trustees,  ining whether a quorum of

The  address  of  each  Trustee  in the  chart  below  of  Independent  Trustees
Centennial,  CO 80112-3924.  Each Trustee serves for an inde her resignation, retirement, death or removal.
                                                             is 6803  S.  Tucson  Way,
                                 Independent Trustees       finite  term, until his or

---------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
------------------ Years;                                   Range of   Any of the
Position(s) Held   Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,         by Trustee;                              BeneficiallFunds
Length of Service, Number of Portfolios in Fund Complex     Owned in   Overseen
Age                Currently Overseen by Trustee            the Fund   by Trustee

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

                                                              As of December 31,
                                                                     2002

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Clayton K.         Of Counsel (since 1993), Hogan &         $0         $50,001-$100,000
Yeutter, Chairman  Hartson (a law firm). Other
of the Board of    directorships: Weyerhaeuser Corp.
Trustees since     (since 1999) and Danielson Holding
2003;              Corp. (since 2002); formerly a director
Trustee since 1991 of Caterpillar, Inc. (1993-December
Age: 72            2002). Oversees 29 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert G. Galli,   A trustee or director of other           Over       Over
Trustee since 1993 Oppenheimer funds. Formerly Trustee      $100,000   $100,000
Age: 69            (May 2000-2002) of Research Foundation
                   of AIMR (investment research,
                   non-profit) and Vice Chairman (October
                   1995-December 1997) of the Manager.
                   Oversees 39 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Phillip A.         A director (since 1991) of the           $0         Over
Griffiths,         Institute for Advanced Study,                       $100,000
Trustee, since     Princeton, N.J., a director (since
1999               2001) of GSI Lumonics, a trustee (since
Age: 64            1983) of Woodward Academy, a Senior
                   Advisor (since 2001) of The Andrew W.
                   Mellon Foundation. A member of: the
                   National Academy of Sciences (since
                   1979), American Academy of Arts and
                   Sciences (since 1995), American
                   Philosophical Society (since 1996) and
                   Council on Foreign Relations (since
                   2002). Formerly a director of Bankers
                   Trust New York Corporation (1994-1999).
                   Oversees 29 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joel W. Motley,    Director (since 2002) Columbia Equity    None1      None1
Trustee since 2002 Financial Corp. (privately-held
Age: 51            financial adviser); Managing Director
                   (since 2002) Carmona Motley, Inc.
                   (privately-held financial adviser);
                   Formerly he held the following
                   positions: Managing Director (January
                   1998-December 2001), Carmona Motley
                   Hoffman Inc. (privately-held financial
                   adviser); Managing Director (January
                   1992-December 1997), Carmona Motley &
                   Co. (privately-held financial adviser).
                   Oversees 29 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Elizabeth B.       A director (since 2001 of Avatar         $0         $50,001-$100,000
Moynihan, Trustee  Holding Co. (real estate), author and
since 1992         architectural historian; a trustee
Age:               (since 1990) of the Freer Gallery of
                   Art and Arthur M. Sackler Gallery of
                   Smithsonian Institution. Formerly
                   Trustee of the National Building Museum
                   (1992-2000) and a member of the Trustee
                   Council (2000-2002), a director
                   (1996-2000) of Mhhtab Bagh Research
                   Project, Agra , India (architectural
                   history research project). Oversees 29
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kenneth A.         A director of Dominion Resources, Inc.   Over       Over
Randall, Trustee   (electric utility holding company) and   $10,000    $100,000
since 1983         Prime Retail, Inc. (real estate
Age: 75            investment trust); formerly a director
                   of Dominion Energy, Inc. (electric
                   power and oil & gas producer),
                   President and Chief Executive Officer
                   of The Conference Board, Inc.
                   (international economic and business
                   research) and a director of Lumbermens
                   Mutual Casualty Company, American
                   Motorists Insurance Company and
                   American Manufacturers Mutual Insurance
                   Company. Oversees 29 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward V. Regan,   President, Baruch College, CUNY; a       $1-$10,000 $50,001-$100,000
Trustee since 1993 director of RBAsset (real estate
Age: 72            manager); a director of OffitBank;
                   formerly Trustee, Financial Accounting
                   Foundation (FASB and GASB), Senior
                   Fellow of Jerome Levy Economics
                   Institute, Bard College, Chairman of
                   Municipal Assistance Corporation for
                   the City of New York, New York State
                   Comptroller and Trustee of New York
                   State and Local Retirement Fund.
                   Oversees 29 investment companies in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Russell S.         Chairman (since 1993) of The             $0         $10,001-$50,000
Reynolds, Jr.,     Directorship Search Group, Inc.
Trustee since 1989 (corporate governance consulting and
Age: 71            executive recruiting); a life trustee
                   of International House (non-profit
                   educational organization), and a
                   trustee (since 1996) of the Greenwich
                   Historical Society. Oversees 29
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Donald W. Spiro,   Chairman Emeritus (since January 1991)   $0         Over
Vice Chairman of   of the Manager. Formerly a director                 $100,000
the Board of       (January 1969-August 1999) of the
Trustees,          Manager. Oversees 29 portfolios in the
Trustee since 1985 OppenheimerFunds complex.
Age: 77

-----------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                    Years;                                    Range of   Beneficially
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Owned in
with Fund,          Trustee;                                  BeneficiallAny of the
Length of Service   Number of Portfolios in Fund Complex      Owned in   Oppenheimer
Age                 Currently Overseen by Trustee             the Fund   Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,     Chairman, Chief Executive Officer and     $0            Over
President and       director (since June 2001) and President              $100,000
Trustee,            (since September 2000) of the Manager;
Trustee since 2001  President and a director or trustee of
Age: 54             other Oppenheimer funds; President and a
                    director (since July 2001) of
                    Oppenheimer Acquisition Corp. (the
                    Manager's parent holding company) and of
                    Oppenheimer Partnership Holdings, Inc.
                    (a holding company subsidiary of the
                    Manager); a director (since November
                    2001) of OppenheimerFunds Distributor,
                    Inc. (a subsidiary of the Manager);
                    Chairman and a director (since July
                    2001) of Shareholder Services, Inc. and
                    of Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the
                    Manager); President and a director
                    (since July 2001) of OppenheimerFunds
                    Legacy Program (a charitable trust
                    program established by the Manager); a
                    director of the investment advisory
                    subsidiaries of the Manager: OFI
                    Institutional Asset Management, Inc. and
                    Centennial Asset Management Corporation
                    (since November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and a
                    director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.;
                    a director (since November 2001) of
                    Trinity Investment Management Corp. and
                    Tremont Advisers, Inc. (investment
                    advisory affiliates of the Manager);
                    Executive Vice President (since February
                    1997) of Massachusetts Mutual Life
                    Insurance Company (the Manager's parent
                    company); a director (since June 1995)
                    of DLB Acquisition Corporation (a
                    holding company that owns the shares of
                    David L. Babson & Company, Inc.);
                    formerly, Chief Operating Officer
                    (September 2000-June 2001) of the
                    Manager; President and trustee (November
                    1999-November 2001) of MML Series
                    Investment Fund and MassMutual
                    Institutional Funds (open-end investment
                    companies); a director (September
                    1999-August 2000) of C.M. Life Insurance
                    Company; President, Chief Executive
                    Officer and director (September
                    1999-August 2000) of MML Bay State Life
                    Insurance Company; a director (June
                    1989-June 1998) of Emerald Isle Bancorp
                    and Hibernia Savings Bank (a
                    wholly-owned subsidiary of Emerald Isle
                    Bancorp). Oversees 73 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The  address  of the  Officers  in the chart  below is as  follows:  for
Messrs.  Li, Molleur and Zack and Ms. Feld, 498 Seventh  Avenue,  New York, NY
10018,  for Messrs.  Masterson,  Vottiero  and Wixted and Mses.  Bechtolt  and
Ives, 6803 S. Tucson Way, Centennial,  CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Shanquan Li, Vice       Vice  President of the Manager  (since  November  1998);  an
President and           officer  of 1  portfolio  in the  OppenheimerFunds  complex;
Portfolio Manager       formerly  Assistant Vice  President of the Manager  (January
since 1997              1997 - November 1998).
Age: 48

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 43                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000) (offshore fund management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 89 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 89
Age: 40                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 89 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 89 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 89 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 89 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham, &
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 89
Age: 39                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

   |X|Remuneration  of  Trustees.  The  officers  of the  Fund  and one of the
Trustees of the Fund (Mr.  Murphy) who are affiliated with the Manager receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended June 30, 2003.  The  compensation  from all 31 of the Board I Funds
(including  the  Fund)  represents  compensation  received  for  serving  as a director or trustee and member of a committee  (if  applicable)  of the boards of those funds during the calendar year 2002.

-------------------------------------------------------------------------------------

Trustee Name and         Aggregate    Retirement      Estimated          Total
                                                                     Compensation
                                                                       From All
                                                       Annual         Oppenheimer
                                       Benefits      Retirement     Funds For Which
Other Fund                            Accrued as   Benefits to be     Individual
Position(s)            Compensation  Part of Fund     Paid Upon        Serves As
(as applicable)         From Fund1     Expenses2     Retirement3   Trustee/Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K. Yeutter8         $4             $           $36,372          $71,792
 Chairman and Proxy
 Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli              $             $          $55,6785         $198,3866
Regulatory &
Oversight Committee
Chairman

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip Griffiths           $7             $           $10,256          $60,861

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Leon Levy8                   $             $          $132,352         $173,700

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Benjamin Lipstein9           $             $          $115,270         $150,152

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley
Regulatory &
Oversight Committee          $             $             $0             $14,453
Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Elizabeth B. Moynihan        $             $           $57,086         $105,760
Regulatory &
Oversight Committee
Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A. Randall
Audit Committee              $             $           $74,471          $97,012
Chairman

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan              $             $           $46,313          $95,960
Proxy Committee
Chairman, Audit
Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S. Reynolds,         $             $           $48,991          $71,792
Jr.
Proxy Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Donald Spiro                 $             $           $9,396           $64,080

-------------------------------------------------------------------------------------

1.    Aggregate   Compensation   From   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
2.    No retirement  benefit expenses were accrued by the Fund during its last fiscal year for any Trustee.
3.    Estimated  Annual  Retirement  Benefits  to be Paid Upon  Retirement  is
   based on a straight life payment plan election.
4.    Includes $___ deferred  under the Deferred  Compensation  Plan described below.
5.    Includes  $24,989  estimated  to be paid to Mr.  Galli for  serving as a trustee  or  director  of 10 other  Oppenheimer  funds that are not Board I
   Funds.
6.    Includes  $92,626  paid to Mr.  Galli for serving as trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
7.    Includes  $____  deferred  under  Deferred  Compensation  Plan described below.
8.    Effective January 1, 2003,  Clayton Yeutter became Chairman of the Board of Trustees of the Board I Funds upon the retirement of Leon Levy.
9.    Effective March 31, 2003, Mr. Lipstein retired from the Board I Funds.

      Retirement  Plan for  Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired Trustees.  Payments are up to 80% of the average  compensation  paid during a Trustee's  five years of service in which the highest  compensation  was  received.  A Trustee must serve as trustee for any of the Board I Funds for at least 15 years to be eligible  for the maximum payment.  Each Trustee's  retirement benefits will depend on the amount of the
Trustee's future compensation and length of service.

      Deferred  Compensation  Plan for  Trustees.  The Board of  Trustees  has
adopted a Deferred  Compensation  Plan for  Independent  Trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval.

      |X|  Major  Shareholders.  As  of  __________________,  2003,  the  only persons  who owned of record or were  known by the Fund to own of record 5% or more of any class of the Fund's outstanding shares were the following:

5% Shareholder information will be Updated

      The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition
Corp., a holding  company  controlled by  Massachusetts  Mutual Life Insurance
Company, a global, diversified insurance and financial services organization.

       |X| Code of Ethics.  The Fund, the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's Internet website at  http://www.sec.gov.  Copies may be obtained,  after paying a  duplicating  fee,  by  electronic  request at the  following  E-mail address:  publicinfo@sec.gov.,  or by  writing to the SEC's  Public  Reference
Section, Washington, D.C. 20549-0102.

Portfolio  Proxy  Voting.   The  Fund  has  adopted   Portfolio  Proxy  Voting
Policies  and  Procedures  under  which the Fund  votes  proxies  relating  to securities  ("portfolio  proxies")  held  by  the  Fund.  The  Fund's  primary consideration  in voting portfolio  proxies is the financial  interests of the
Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its  agent  to  vote  portfolio  proxies  in  accordance  with  the  Fund's
Portfolio  Proxy  Voting  Policies and to maintain  records of such  portfolio proxy  voting.  The Proxy  Voting  Guidelines  include  provisions  to address conflicts  of  interest  that may arise  between the Fund and OFI where an OFI directly-controlled  affiliate  manages or administers the assets of a pension plan  of  the  company  soliciting  the  proxy.  The  Fund's  Portfolio  Proxy
Guidelines on routine and non-routine proxy proposals are summarized below:

o     The Fund votes with the  recommendation  of the issuer's  management  on
      routine   matters,   including   election  of  directors   nominated  by
      management and ratification of auditors,  unless circumstances  indicate otherwise.
o     In  general,  the Fund  opposes  anti-takeover  proposals  and  supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally  considers executive  compensation  questions such as stock  option  plans and bonus plans to be ordinary  business  activity.
      The Fund analyzes  stock option plans,  paying  particular  attention to their  dilutive  effect.  While the Fund generally  supports  management proposals, the Fund opposes plans it considers to be excessive.

      The Fund  will be  required  to file new Form  N-PX,  with its  complete proxy voting  record for the 12 months  ended June 30th,  no later than August
31st of each  year.  The first  such  filing is due no later  than  August 31,
2004,  for the twelve  months  ended June 30,  2004.  Once  filed,  the Fund's
Form N-PX filing  will be  available  (i) without  charge,  upon  request,  by calling the Fund  toll-free at  1.800.225.5677,  and (ii) on the SEC's website at www.sec.gov.
   -----------

      The  Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio manager  of the Fund is  employed  by the  Manager  and is the  person  who is
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's  Equity  Portfolio Team provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The advisory agreement requires the Manager,  at its expense, to provide the Fund  with  adequate  office  space,  facilities  and  equipment.  It also
requires  the  Manager  to  provide  and  supervise  the   activities  of  all
administrative   and  clerical   personnel   required  to  provide   effective
administration  for the Fund. Those  responsibilities  include the compilation and  maintenance of records with respect to its  operations,  the  preparation and filing of  specified  reports,  and  composition  of proxy  materials  and registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative  proportion of the Fund's net assets  represented  by that class.
The  management  fees paid by the Fund to the  Manager  during the Fund's most recent  three  fiscal  years,  taking  into  account  all  expense  limitation provisions described in the prospectus, are as follows:

    ------------------------------------------------------------------------

                                 Management Fees Paid to OppenheimerFunds,
      Fiscal Year ended 6/30:                      Inc.

    ------------------------------------------------------------------------
    ------------------------------------------------------------------------

               2001                              $566,405

    ------------------------------------------------------------------------
    ------------------------------------------------------------------------

               2002                              $828,649

    ------------------------------------------------------------------------
    ------------------------------------------------------------------------

               2003                             $1,415,223

    ------------------------------------------------------------------------

      The   advisory   agreement   states  that  in  the  absence  of  willful
misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The advisory  agreement permits the Manager to act as investment adviser for any other person,  firm or corporation  and to use the name  "Oppenheimer"
in  connection  with  other  investment  companies  for  which  it may  act as investment adviser or general distributor.  If the Manager shall no longer act as investment  adviser to the Fund,  the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

      |X| Annual  Approval of Investment  Advisory  Agreement.  Each year, the
Board of  Trustees,  including  a majority  of the  Independent  Trustees,  is required to approve  the renewal of the  investment  advisory  agreement.  The
Investment  Company Act requires  that the Board  request and evaluate and the
Manager  provide such  information as may be reasonably  necessary to evaluate the  terms  of  the  investment  advisory  agreement.  The  Board  employs  an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the  investment  advisory  agreement.  Among other  factors, the Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the
          Fund from its relationship with the Manager; and
o     The  direct  and  indirect   benefits  the  Manager  received  from  its
          relationship  with the Fund. These included services provided by the
          Distributor  and the Transfer  Agent,  and brokerage and soft dollar arrangements  permissible  under  Section  28(e)  of the  Securities
          Exchange Act.

      The Board  considered  that the  Manager  must be able to pay and retain high quality  personnel at competitive  rates to provide services to the Fund.
The Board also  considered  that  maintaining  the financial  viability of the
Manager is  important  so that the Manager will be able to continue to provide quality  services  to the Fund and its  shareholders  in  adverse  times.  The
Board  also  considered  the  investment  performance  of other  mutual  funds advised by the Manager.  The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees,  meeting separately  from the  full  Board  with  experienced  Counsel  to the Fund who assisted the Board in its  deliberations.  The Fund's  Counsel is  independent of the Manager  within the meaning and intent of the SEC Rules  regarding  the independence of counsel.

      After careful deliberation,  the Board of Trustees concluded that it was in the best  interest of  shareholders  to continue  the  investment  advisory agreement  for another  year.  In  arriving  at a decision,  the Board did not single out any one factor or group of  factors  as being more  important  than other  factors,  but  considered  all factors  together.  The Board judged the terms and  conditions  of the  investment  advisory  agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage and/or research  services for the Fund and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  commissions  paid to such  brokers  may be higher than another  qualified  broker would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair and  reasonable  in relation  to the  services  provided.  Subject to those  considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the securities  to which the option  relates.  Other funds  advised by the Manager have investment  policies  similar to those of the Fund. Those other funds may purchase  or sell the  same  securities  as the  Fund at the same  time as the
Fund,  which could  affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase the same security on the same day from the same  dealer,  the  transactions  under  those  combined  orders  are averaged as to price and  allocated  in  accordance  with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters  include a commission paid by the issuer to the underwriter.
Purchases from dealers include a spread between the bid and asked prices.  The
Fund seeks to obtain  prompt  execution of these orders at the most  favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

 ------------------------------------------------------------------------------

  Fiscal Year Ended 6/30:     Total Brokerage Commissions Paid by the Fund1

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

           2001                                 $121,814

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

           20022                                $685,002

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

           2003                                $1,671,904

 ------------------------------------------------------------------------------

1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.
2.    In the  fiscal  year  ended June 30,  2003,  the amount of  transactions directed to brokers for research  services was $1,086,194 and the amount of the commissions paid to broker-dealers for those services was $2,026.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor  bears the expenses normally  attributable  to  sales,  including  advertising  and  the  cost  of printing  and mailing  prospectuses,  other than those  furnished  to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

    The  sales  charges  and   concessions   paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during  the  Fund's  three  most  recent fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor  on the  redemption  of shares  for the three most  recent  fiscal years are shown in the tables below.

-------------------------------------------

Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
6/30:     Class A Shares   Distributor

-------------------------------------------
-------------------------------------------

  2001        $84,163          $18,231

-------------------------------------------
-------------------------------------------

  2002        $378,792        $91,8951

-------------------------------------------
-------------------------------------------

  2003        $733,463        $137,6961

-------------------------------------------

1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------

Fiscal    Concessions on   Concessions on   Concessions on  Concessions on
Year      Class A Shares   Class B Shares   Class C Shares  Class N Shares
Ended     Advanced by      Advanced by      Advanced by     Advanced by
6/30:     Distributor1     Distributor1     Distributor1    Distributor1

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2001        $28,548          $124,747         $20,639            $0

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2002        $18,805          $527,097        $120,818          $3,208

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2003        $137,358         $576,012        $152,019         $25,935

-----------------------------------------------------------------------------

1.    The  Distributor  advances  concession  payments  to dealers for certain sales of  Class A shares  and for  sales  of Class B,  Class C and  Class N shares from its own resources at the time of sale.

-------------------------------------------------------------------------------

Fiscal   Class A           Class B          Class C           Class N
Year     Contingent        Contingent       Contingent        Contingent
Ended    Deferred Sales    Deferred Sales   Deferred Sales    Deferred Sales
6/30:    Charges Retained  Charges Retained Charges Retained  Charges Retained
         by Distributor    by Distributor   by Distributor    By Distributor

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2001          $0             $86,527           $3,245              $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2002          $0             $103,742          $23,927             $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2003        $25,010          $171,483          $25,057          $16,446

-------------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular class.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates  and, in their sole  discretion,  from time to time,  may use their own  resources  (at no direct  cost to the Fund) to make  payments to brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the Distributor and the
Manager may increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the  Class  A  Plan  that  would  materially increase  payments  under the Plan.  That approval must be by a "majority" (as defined in the  Investment  Company  Act) of the shares of each Class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  Plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority  of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      o Class A  Service  Plan  Fees.  Under the  Class A  Service  Plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the  Distributor.  The  Distributor  makes payments to plan recipients quarterly  at an annual  rate not to exceed  0.25% of the  average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their  customers.  With respect to  purchases  of Class A shares  subject to a contingent  deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the
Distributor  currently intends to pay the service fee to Recipients in advance for the first  year  after the  shares  are  purchased.  After the first  year shares  are  outstanding,  the  Distributor  makes  service  fee  payments  to
Recipients  quarterly  on those  shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased by exchange do not qualify for the  advance  service  fee  payment.  While the plan  permits the Board to authorize  payments to the Distributor to reimburse  itself for services under the plan,  the Board  has not yet done so,  except in the case of the  special arrangement  described  above.  If Class A shares  purchased by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  Recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the  fiscal  year ended June 30,  2003,  payments  under the Class A
Plan totaled  $302,067 of which $2,230 was retained by the  Distributor  under the arrangement  described above, and included $78,581 paid to an affiliate of the Distributor's  parent company.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse  itself for the costs of distributing  the shares.  Any  unreimbursed  expenses the Distributor  incurs with  respect  to Class A shares in any fiscal  year  cannot be  recovered  in subsequent  years.  The  Distributor  may not use payments  received under the
Class A Plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

      o Class B,  Class C and  Class N Service  and  Distribution  Plan  Fees.
Under  each plan,  service  fees and  distribution  fees are  computed  on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular  business day during the period.  The Class B,
Class C and Class N plans provide for the  Distributor  to be compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the amounts  paid by the Fund under the plans during the period for which the fee is paid. The types of services that Recipients  provide are similar to the services  provided under the Class A service plan,  described above.  When
Class B,  Class C or Class N shares  are sold  without  the  designation  of a
broker-dealer,   the   Distributor   is   automatically   designated   as  the
broker-dealer of record.  In those cases, the Distributor  retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

      The Class B, Class C and Class N Plans permit the  Distributor to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly  basis,  without  payment in advance.  However, the  Distributor  currently  intends to pay the service fee to  recipients  in advance  for the first year after the  shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes  service  fee  payments quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service  fee  payment.  If Class B,  Class C and  Class N shares  are redeemed  during the first year after their  purchase,  the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B, Class C and/or
Class N service fee and the asset-based  sales charge to the dealer  quarterly in lieu of paying  the sales  concessions  and  service  fee in advance at the time of purchase.

      The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
      o  pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
      o  may finance  payment of sales  concessions  and/or the advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
      o  employs  personnel  to support  distribution  of Class B, Class C and
         Class N shares,
      o  bears the costs of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
      o  may not be able to adequately  compensate  dealers that sell Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
      o  receives  payments under the plans  consistent  with the service fees and  asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
      o  may use the  payments  under the plan to include  the Fund in various third-party  distribution  programs  that may increase  sales of Fund shares,
      o  may  experience  increased  difficulty  selling the Fund's  shares if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
      o  may not be able to  continue  providing,  at the  same or at a lesser cost, the same quality  distribution  sales efforts and services,  or to  obtain  such  services  from  brokers  and  dealers,  if the plan payments were to be discontinued.

      When  Class  B,  Class  C  or  Class  N  shares  are  sold  without  the designation of a broker-dealer,  the Distributor is  automatically  designated as the  broker-dealer of record.  In those cases, the Distributor  retains the service fee and asset-based  sales charge paid on Class B, Class C and Class N shares.

      The Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  from the  contingent deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If the Class B, Class C or Class N plan is terminated by the Fund, the  Board  of  Trustees  may  allow  the  Fund to  continue  payments  of the asset-based  sales charge to the  Distributor for  distributing  shares before the plan was terminated.

-------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 6/30/03

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                     Total         Amount       Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
     Class        Under Plan    Distributor      Under Plan        of Class

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan       $382,304      $327,6971       $1,422,459         3.43%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan       $216,513      $115,3482        $471,975          1.82%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan        $3,856        $3,2723          $31,689          2.23%

-------------------------------------------------------------------------------

1  Includes $16,657 paid to an affiliate of the Distributor's parent company.
2  Includes $8,183 paid to an affiliate of the Distributor's parent company.
3  Includes $193 paid to an affiliate of the Distributor's parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  of the Fund's most recent fiscal year end. You can obtain current  performance as  information  by calling the Fund's  Transfer Agent at
1.800.225.5677  or  by  visiting  the  OppenheimerFunds  Internet  website  at
http://www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

      o Total returns  measure the  performance of a  hypothetical  account in the  Fund  over  various  periods  and do not  show  the  performance  of each shareholder's  account.  Your account's  performance  will vary from the model performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.
      o The Fund's performance  returns may not reflect the effect of taxes on dividends and capital gains distributions.
      o An  investment  in the Fund is not  insured  by the FDIC or any  other government agency.
      o The  principal  value of the Fund's  shares and total  returns are not guaranteed and normally will fluctuate on a daily basis.
      o When an  investor's  shares  are  redeemed,  they may be worth more or less than their original cost.
      o  Total  returns  for  any  given  past  period  represent   historical
performance  information  and  are  not,  and  should  not  be  considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality  of the Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      Total Return  Information.  There are different types of "total returns"
to measure the Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund over a given  period,  assuming that all dividends and capital gains  distributions are reinvested in additional shares and that the  investment  is  redeemed  at the end of the  period.  Because of differences  in expenses for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total  return  measures the change in value over the entire  period (for example,  ten years).  An average annual  total  return  shows the  average  rate of  return  for each year in a period that would produce the cumulative  total return over the entire period.
However,  average  annual  total  returns  do  not  show  actual  year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent  deferred  sales  charge is  applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales  charge is  deducted  for  returns  for the 1-year  period.  For Class N shares,  the 1% contingent  deferred  sales charge is deducted for returns for the one year and  life-of-class  periods.  Class N total  returns  may also be calculated  for the periods  prior to 3/1/01 (the  inception  date for Class N shares),  based on the Fund's Class A returns,  adjusted to reflect the higher
Class N 12b-1 fees.

      o Average  Annual Total  Return.  The "average  annual total  return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

ERV    l/n - 1 = Average Annual Total
---
               Return
  P

            |_| Average  Annual Total Return  (After Taxes on  Distributions).
The "average  annual total return (after taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
---
1/n         Distributions)
  P

            |_| Average Annual Total Return (After Taxes on Distributions  and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
---
1/n         Distributions and Redemption)
  P

      o Cumulative  Total Return.  The "cumulative  total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return

-----------

    P

      |_| Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting  sales  charges)  for Class A, Class B, Class C or
Class N shares.  Each is based on the  difference in net asset value per share at the  beginning and the end of the period for a  hypothetical  investment in that class of shares  (without  considering  front-end or contingent  deferred sales charges) and takes into  consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 06/30/03

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           Cumulative Total
                Return                  Average Annual Total Returns

  Class
of Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          (10 Years or life
              of class)          1-Year       5-Year or Life   10-Year or Life

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           After    Without   After  Without  After   Without   After  Without
           Sales     Sales    Sales   Sales   Sales    Sales    Sales   Sales
           Charge   Charge   Charge  Charge   Charge   Charge  Charge   Charge
           (MOP)     (NAV)    (MOP)   (NAV)   (MOP)    (NAV)    (MOP)   (NAV)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A   19.94%(1)27.26%(1) -1.65%   4.35%   10.45%   11.77%   1.84%   2.44%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B   19.79%(2)19.79%(2) -1.44%   3.57%   10.65%   10.92%  2.38%(2)2.38%(2)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C   18.68%(3)18.68%(3)  2.63%   3.63%   10.94%   10.94%  2.26%(3)2.26%(3)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N   59.43%(4)59.43%(4)  3.17%   4.17%  22.16%(4)22.16%(4)  N/A     N/A

--------------------------------------------------------------------------------

(1) Inception of Class A:     07/19/83
(2) Inception of Class B:     11/01/95
(3) Inception of Class C:     11/01/95
(4) Inception of Class N:     03/01/01

 -----------------------------------------------------------------------------

        Average Annual Total Returns for Class A Shares (After Taxes)
                        For the Periods Ended 6/30/03

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

                                1-Year           5-Year          10-Year

                           ---------------------------------------------------
                           ---------------------------------------------------

 ------------------------- -2.09%            9.53%           1.37%1
 After Taxes on
 Distributions

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 After Taxes on            -1.14%            8.45%           1.26%1
 Distributions and
 Redemption of Fund Shares

 -----------------------------------------------------------------------------

  1. Inception of Class A shares: 7/19/83.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      o Lipper  Rankings.  From time to time the Fund may  publish the ranking of the  performance  of its  classes  of shares by  Lipper,  Inc.  ("Lipper").
Lipper is a  widely-recognized  independent  mutual fund  monitoring  service.
Lipper monitors the performance of regulated investment  companies,  including the Fund, and ranks their  performance for various periods in categories based on investment styles.  Lipper currently ranks the Fund's  performance  against all other  gold-oriented  funds. The Lipper performance  rankings are based on total returns that include the reinvestment of capital gain  distributions and income  dividends but do not take sales  charges or taxes into  consideration.
Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category  that it monitors and averages of the  performance  of the funds in particular categories.

      o Morningstar  Ratings.  From time to time the Fund may publish the star rating of the  performance of its classes of shares by  Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in their specialized  market sector.  The Fund is rated among  specialty-precious metals funds.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of  funds in each  category  receive  5  stars,  the next  22.5%  receive 4 stars,  the next 35%  receive 3 stars,  the next  22.5%
receive 2 stars,  and the  bottom 10%  receive 1 star.  (Each  share  class is counted  as a fraction  of one fund  within  this scale and rated  separately, which  may cause  slight  variations  in the  distribution  percentages.)  The
Overall  Morningstar  Rating for a fund is derived from a weighted  average of the  performance  figures  associated with its three-,  five-and  ten-year (if applicable) Morningstar Rating metrics.

      o  Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
      industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix B contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock Exchange ("the  Exchange").  The Exchange normally closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business  day. The  proceeds of ACH  transfers  are  normally  received by the
Fund three days after the transfers are initiated.  If the proceeds of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a reduced  sales charge rate may be  obtained  for Class A shares  under Right of  Accumulation and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized  by the  Distributor,  dealers  and brokers  making such sales.  No sales charge is imposed in certain  other  circumstances  described in  Appendix  B to  this  Statement  of  Additional  Information  because  the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of  Accumulation.  To  qualify  for the lower  sales  charge rates that apply to larger  purchases  of Class A shares,  you and your spouse can add together:
o     Class A and Class B shares you  purchase  for your  individual  accounts
            (including IRAs and 403(b) plans), or for your joint accounts,  or for trust or  custodial  accounts on behalf of your  children  who are minors, and
o     Current  purchases  of Class A and  Class B shares of the Fund and other
            Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class  A  and  Class  B  shares  of  Oppenheimer  funds  you  previously purchased  subject  to an  initial or  contingent  deferred  sales charge to reduce the sales  charge rate for current  purchases  of
            Class A shares,  provided  that you still hold your  investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

The  Oppenheimer  Funds.  The  Oppenheimer  funds are those  mutual  funds for which the  Distributor  acts as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Capital Income Fund           Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Champion Income Fund          Inc.
Oppenheimer Convertible Securities Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Discovery Fund                Municipals
Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Opportunities Fund     Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds  described above except the money market funds and  Oppenheimer  Senior  Floating  Rate  Fund.  Under  certain  circumstances described in this Statement of Additional Information,  redemption proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the  Class  A  shares  purchased  during  that  period.  You  can  include purchases  made up to 90  days  before  the  date of the  Letter.  Letters  of
Intent do not  consider  Class C or Class N shares  you  purchase  or may have purchased.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds) during a 13-month  period
(the "Letter of Intent period").  At the investor's request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares which, when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the Letter.  Purchases  made by reinvestment  of dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  concessions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and when  the  dealer  returns  to the
Distributor  the  excess of the amount of  concessions  allowed or paid to the dealer  over the amount of  concessions  that  apply to the  actual  amount of purchases.  The excess  concessions  returned to the Distributor  will be used to  purchase  additional  shares for the  investor's  account at the net asset value per share in effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the 13-month  Letter of Intent period,  the escrowed  shares will be promptly released to the investor.

      3. If, at the end of the  13-month  Letter of  Intent  period  the total purchases  pursuant to the Letter are less than the intended  purchase  amount specified in the Letter,  the investor must remit to the Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which would have been paid if the total
amount   purchased  had  been  made  at  a  single  time.  That  sales  charge adjustment  will apply to any shares  redeemed  prior to the completion of the
Letter.  If the  difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within  sixty  days of the  expiration  of the  Letter,  redeem  the number of escrowed shares  necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such redemption will be released from escrow.  If a request  is  received  to redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.
      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer Cash Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix B to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner &  Smith,  Inc.  ("Merrill  Lynch") or an  independent  record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable  investments  reach $5 million.  OppenheimerFunds  has  entered  into arrangements  with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such  compensation  may act to reduce the  record  keeping  fees  charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time,  potentially  affecting  the  record  keeping  fees  charged by the retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different  shareholder  privileges and features.  The net income  attributable to Class B,  Class C or Class N shares and the  dividends  payable on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales charge on Class B, Class C and
Class N shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

      |X| Class A Shares Subject to a Contingent  Deferred  Sales Charge.  For
purchases  of Class A shares at net asset  value  whether or not  subject to a contingent  deferred  sales charge as described  in the  Prospectus,  no sales concessions will be paid to the  broker-dealer of record,  as described in the
Prospectus,  on sales of Class A shares purchased with the redemption proceeds of  shares  of  another  mutual  fund  offered  as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered as  investment options  under a special  arrangement  with the  Distributor,  if the purchase occurs  more  than 30  days  after  the  Oppenheimer  funds  are  added  as an investment option under that plan.  Additionally,  that concession will not be paid on  purchases  of Class A  shares  by a  retirement  plan  made  with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds held by the plan for more than 18 months.

      |X|   Class B Conversion.  Under current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change,  the automatic  conversion feature may be suspended.
In that  event,  no further  conversions  of Class B shares  would occur while that  suspension  remained in effect.  Although  Class B shares  could then be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      |X|   Availability  of Class N Shares.  In addition  to the  description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix B to this  Statement of  Additional  Information)  which  have  entered  into a special agreement with the Distributor for that purpose,
o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
            Internal  Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds  of  Class  A  shares  of one or more  Oppenheimer  funds
            (other than rollovers from an OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year (other than  rollovers  from an
            OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
            Pinnacle  or  Ascender   401(k)  plan  made  with  the  redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset values of shares,  and therefore are indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing agent fees and expenses,  and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Account  Fees.  As stated in the  Prospectus,  a $12 annual fee is assessed on any  account  valued at less than $500.  This fee will not be  assessed on the following accounts:
o     Accounts that have balances  below $500 due to the automatic  conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan,  payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored  group  retirement  accounts  that are making continuing purchases;
o     Certain accounts held by broker-dealers  through the National Securities
      Clearing Corporation; and
o     Accounts  that  fall  below  the $500  threshold  due  solely  to market fluctuations  within the 12-month  period  preceding the date the fee is deducted.

      The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business  day of  September.  This  annual fee is waived  for any  shareholders  who elect to  access  their  account  documents through  electronic  document delivery rather than in paper copy and who elect to  utilize  the  Internet  or  PhoneLink  as their  primary  source for their
general   servicing   needs.   To  sign  up  to   access   account   documents
electronically  via  eDocs  Direct,  please  visit the  Service  Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of the  Exchange  on  each  day  that  the  Exchange  is  open.  The
calculation   is  done  by  dividing  the  value  of  the  Fund's  net  assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may  close  earlier  on some  other  days  (for  example,  in case of  weather emergencies  or on days falling  before a U.S.  holiday).  All  references  to time in this  Statement of Additional  Information  mean  "Eastern  time." The
Exchange's  most  recent  annual  announcement  (which is  subject  to change)
states  that it will close on New Year's Day,  Martin  Luther  King,  Jr. Day,
Presidents'  Day, Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and holidays)  or after 4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when shareholders may not  purchase or redeem  shares.  Additionally,  trading on  European  and
Asian stock  exchanges  and  over-the-counter  markets  normally is  completed before the close of The Exchange.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are  determined,  but before the close of The Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the Manager determines  that the event is likely to effect a material  change in the value of the security.  The Manager, or an internal valuation committee  established by the Manager,  as applicable,  may establish a valuation,  under  procedures established  by the  Board  and  subject  to the  approval,  ratification  and confirmation by the Board at its next ensuing meeting.

      |X|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established procedures for the valuation of the Fund's securities.  In general those procedures are as follows:
o     Equity  securities  traded on a U.S.  securities  exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is  within  the  spread  of the  closing  "bid"  and
               "asked"  prices  on the  valuation  date  or,  if  not,  at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
               Board of Trustees, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange on which the  security is traded or, on the basis of  reasonable  inquiry,  from two  market  makers in the security.
o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of  less  than  397  days  when  issued  that  have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.

o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in  the  London  foreign   exchange  market  on  a
particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal  exchange on which they are traded or on Nasdaq,  as applicable,  as determined  by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing  "bid" and "asked"  prices on the  principal  exchange or on Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq on the  valuation  date.  If the put, call or future is not traded on an  exchange  or on Nasdaq,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C and  Class N shares.  The Fund may  amend,  suspend  or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of
the  reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds of Fund  shares on which a sales  charge was paid are  reinvested  in shares  of the Fund or  another  of the  Oppenheimer  funds  within 90 days of payment  of the sales  charge,  the  shareholder's  basis in the shares of the
Fund that were  redeemed  may not include the amount of the sales charge paid.
That  would  reduce  the  loss  or  increase  the  gain  recognized  from  the redemption.  However,  in that  case the  sales  charge  would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen  below the stated  minimum  solely as a result of market  fluctuations.
If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.
Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the
distribution  may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld from any  distribution  even if the shareholder  elects  not to have tax  withheld.  The Fund,  the  Manager,  the
Distributor,  and the  Transfer  Agent assume no  responsibility  to determine whether a  distribution  satisfies the  conditions of applicable  tax laws and will not be responsible  for any tax penalties  assessed in connection  with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of The Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be  requested  by telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address  of record for the  account  and the  address  must not have been changed  within  the  prior  30  days.  Required  minimum  distributions  from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should  not  establish  automatic withdrawal  plans,  because  of the  potential  imposition  of the  contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N  contingent  deferred  sales  charge  is  waived  as  described  in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions  that apply to such plans, as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic   Exchange   Plans.   Shareholders   can  authorize  the
Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares  (of the same  class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange
Plan.  The minimum  amount that may be exchanged to each other fund account is
$50.  Instructions should be provided on the  OppenheimerFunds  Application or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X| Automatic   Withdrawal  Plans.  Fund  shares  will  be  redeemed  as
necessary  to  meet  withdrawal  payments.  Shares  acquired  without  a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital  gains  distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the extent  necessary  to make  withdrawal payments.  Depending upon the amount withdrawn,  the investor's  principal may be depleted.  Payments  made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York           Oppenheimer Limited Term Municipal
      Municipals                              Fund
      Oppenheimer California Municipal Fund   Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves               Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Convertible Securities Fund Oppenheimer Quest Global Value Fund,
                                              Inc.
      Oppenheimer Disciplined Allocation Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Developing Markets Fund     Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund     Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund   Limited Term New York Municipal Fund
      Oppenheimer International Small
      Company Fund

o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
o     Class X shares of Limited Term New York  Municipal Fund may be exchanged only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash
      Reserves   or   Oppenheimer    Limited-Term    Government   Fund.   Only
      participants  in  certain   retirement  plans  may  purchase  shares  of
      Oppenheimer  Capital  Preservation Fund, and only those participants may exchange  shares of other  Oppenheimer  funds for shares of  Oppenheimer
      Capital Preservation Fund.
o     Class  A  shares  of  Oppenheimer  Senior  Floating  Rate  Fund  are not
      available  by exchange  of shares of  Oppenheimer  Money  Market Fund or
      Class A shares of Oppenheimer Cash Reserves.

o    Shares of Oppenheimer  Select Managers  Mercury Advisors S&P Index Fund
     and Oppenheimer  Select Managers QM Active Balanced Fund are only available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other  mutual  funds (other than funds managed by the Manager or its subsidiaries)  redeemed within the 30 days prior to that  purchase  may  subsequently  be  exchanged  for shares of other  Oppenheimer  funds  without  being  subject to an  initial  sales charge  or  contingent  deferred  sales  charge.  To  qualify  for  that privilege,  the  investor  or the  investor's  dealer  must  notify  the
      Distributor of eligibility  for this privilege at the time the shares of
      Oppenheimer  Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.
      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money
Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer fund  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.
      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made. Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are  calculated  in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends on Class B,
Class C and Class N shares are expected to be lower than  dividends on Class A shares.  That is  because  of the effect of the  asset-based  sales  charge on
Class B,  Class C and  Class N shares.  Those  dividends  will also  differ in amount as a  consequence  of any  difference  in the net  asset  values of the different classes of shares.

Dividends,  distributions  and  proceeds  of the  redemption  of  Fund  shares represented by
checks  returned to the Transfer Agent by the Postal Service as  undeliverable
will  be  invested  in  shares  of   Oppenheimer   Money  Market  Fund,   Inc.
Reinvestment  will be made as promptly  as  possible  after the return of such checks to the  Transfer  Agent,  to enable  the  investor  to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

      |X| Qualification  as a  Regulated  Investment  Company.  The  Fund  has
elected to be taxed as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital losses) that it distributes to shareholders.  That  qualification  enables the
Fund to "pass through" its income and realized  capital gains to  shareholders without  having to pay tax on them.  This avoids a "double tax" on that income and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund  (unless  their Fund shares are held in a  retirement  account or the  shareholder  is  otherwise  exempt from tax).

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X| Excise Tax on  Regulated  Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X| Taxation of Fund  Distributions.  The Fund anticipates  distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special  provisions of the Internal  Revenue Code govern the eligibility of the Fund's  dividends  for the  dividends-received  deduction for corporate shareholders.  Long-term capital gains  distributions are not eligible for the deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate shareholder will not be eligible for the deduction  on dividends  paid on Fund shares held for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross  income  from  option premiums,  interest income or short-term  gains from the sale of securities or dividends from foreign corporations,  those dividends will not qualify for the deduction.

      The Fund  may  either  retain  or  distribute  to  shareholders  its net capital gain for each taxable year. The Fund  currently  intends to distribute any  such  amounts.  If net  long  term  capital  gains  are  distributed  and designated as a capital gain distribution,  it will be taxable to shareholders as a long-term  capital gain and will be properly  identified  in reports sent to  shareholders  in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund  elects to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and tax  paid.  As a  result,  each  shareholder  will be required  to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed  distribution  less the tax credit.

      Investment  income that may be received by the Fund from sources  within foreign  countries  may be subject to foreign  taxes  withheld  at the source.
The United  States has entered into tax treaties  with many foreign  countries which entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number
-------
when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld  by the Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

      |X| Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the  redeemed  shares  in an amount  equal to the  difference  between  the proceeds of the redeemed  shares and the  shareholder's  adjusted tax basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term  capital gain or loss if the shares were held for more  than one year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will be  treated  as a long-term  capital loss to the extent of the amount of capital gain  dividends received on those  shares.  Special  holding  period  rules under the Internal
Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

      |X| Foreign   Shareholders.   Under  U.S.   tax  law,   taxation   of  a
shareholder  who is a  foreign  person  (to  include,  but not  limited  to, a nonresident  alien  individual,  a foreign trust, a foreign estate,  a foreign corporation,  or a foreign  partnership)  primarily  depends  on  whether  the foreign  person's  income  from the  Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of 28%,  provided  the  Fund  obtains  a properly  completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  All income and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
March of each year.

      If  the  ordinary  income   dividends  from  the  Fund  are  effectively
                                                              ---
connected  with the  conduct of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the  foreign  person  fails to  provide a  certification  of  his/her foreign  status,  the Fund will be required to withhold  U.S. tax at a rate of
28%  on  ordinary  income  dividends,  capital  gains  distributions  and  the proceeds of the redemption of shares,  paid to any foreign person.  All income and any tax withheld (in this  situation)  by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
January of each year.

      The tax  consequences to foreign persons  entitled to claim the benefits of an  applicable  tax treaty may be different  from those  described  herein.
Foreign  shareholders  are urged to consult their own tax advisors or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences to them of an investment in the Fund,  including  the  applicability  of the U.S.
withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian of the Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  KPMG LLP are the independent auditors of the Fund. They audit  the  Fund's  financial  statements  and  perform  other  related  audit services.  They also act as auditors  for the  Manager  and for certain  other funds advised by the Manager and its affiliates.

                                  Appendix A

                           Industry Classifications
                           ------------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Capital Markets                    Marine
Chemicals                          Media
Commercial Banks                   Metals & Mining
Commercial Services & Supplies     Multiline Retail
Communications Equipment           Multi-Utilities
Computers & Peripherals            Office Electronics
Construction & Engineering         Oil & Gas
Construction Materials             Paper & Forest Products
Consumer Finance                   Personal Products
Containers & Packaging             Pharmaceuticals
Distributors                       Real Estate
Diversified Financial Services     Road & Rail
Diversified Telecommunication      Semiconductors & SemiConductor
Services                           Equipment
Electric Utilities                 Software
Electrical Equipment               Specialty Retail
Electronic Equipment & Instruments Textiles, Apparel & Luxury Goods
Energy Equipment & Services        Thrifts & Mortgage Finance
Food & Staples Retailing           Tobacco
Food Products                      Trading Companies & Distributors
Gas Utilities                      Transportation Infrastructure
Health Care Equipment & Supplies   Water Utilities
Health Care Providers & Services   Wireless Telecommunication Services
Hotels Restaurants & Leisure

                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases,  the initial sales charge that applies to purchases of Class
A shares2 of the  Oppenheimer  funds or the  contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because  of the  economies  of  sales  efforts  realized  by  OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"),  or by dealers or other  financial  institutions  that offer those  shares to certain classes of investors.

Not  all  waivers  apply  to all  funds.  For  example,  waivers  relating  to
Retirement Plans do not apply to Oppenheimer  municipal funds,  because shares of those funds are not  available  for purchase by or on behalf of  retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers  described below and in the Prospectus and Statement of Additional  Information of the applicable  Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans  qualified  under Sections  401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual  Retirement  Accounts ("IRAs"),  including  traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these provisions as to the  applicability of a special arrangement  or waiver in a particular  case is in the sole  discretion of the
Distributor  or the  transfer  agent  (referred  to in  this  document  as the
"Transfer  Agent") of the  particular  Oppenheimer  fund.  These  waivers  and special  arrangements may be amended or terminated at any time by a particular fund, the  Distributor,  and/or  OppenheimerFunds,  Inc.  (referred to in this document as the "Manager").

Waivers  that apply at the time shares are  redeemed  must be requested by the shareholder and/or dealer in the redemption request.
I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                       Cases
------------------------------------------------------------------------------

Purchases  of Class A Shares of  Oppenheimer  Funds  That Are Not  Subject  to
Initial  Sales  Charge but May Be Subject to the Class A  Contingent  Deferred
Sales Charge (unless a waiver applies).

      There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below.  However,  these purchases may be subject to the Class A  contingent  deferred  sales  charge if redeemed within 18 months  (24  months in the case of  Oppenheimer  Rochester  National
Municipals  and Rochester  Fund  Municipals)  of the beginning of the calendar month of their  purchase,  as  described  in the  Prospectus  (unless a waiver
described   elsewhere   in  this   Appendix   applies   to  the   redemption).
Additionally,  on shares purchased under these waivers that are subject to the
Class A  contingent  deferred  sales  charge,  the  Distributor  will  pay the applicable  concession  described in the Prospectus  under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement  Plan that was  permitted to purchase  such shares at net asset value but subject to a  contingent deferred  sales charge prior to March 1, 2001.  That  included  plans
         (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000 or more, 2) had at the time of purchase 100 or more eligible  employees  or total plan assets of $500,000 or more,  or 3)
         certified  to the  Distributor  that it  projects to have annual plan purchases of $200,000 or more.
|_|   Purchases  by  an   OppenheimerFunds-sponsored   Rollover  IRA,  if  the
         purchases are made:
         1) through a broker,  dealer,  bank or registered  investment adviser that has made special  arrangements with the Distributor for those purchases, or
         2) by  a  direct   rollover  of  a  distribution   from  a  qualified
            Retirement  Plan  if the  administrator  of  that  Plan  has  made special arrangements with the Distributor for those purchases.
|_|   Purchases  of Class A shares by  Retirement  Plans  that have any of the following record-keeping arrangements:
         1) The record  keeping is performed by Merrill  Lynch Pierce Fenner &
            Smith,  Inc.  ("Merrill Lynch") on a daily valuation basis for the
            Retirement   Plan.   On  the  date  the  plan  sponsor  signs  the
            record-keeping  service  agreement  with Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested in (a) mutual funds,  other  than those  advised  or  managed  by Merrill  Lynch
            Investment  Management,  L.P.  ("MLIM"),  that are made  available under a Service  Agreement  between  Merrill  Lynch and the mutual
            fund's  principal  underwriter  or  distributor,   and  (b)  funds
            advised or managed  by MLIM (the  funds  described  in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record  keeping  for the  Retirement  Plan is  performed  on a daily  valuation  basis  by a record  keeper  whose  services  are provided  under a contract or  arrangement  between the Retirement
            Plan and Merrill  Lynch.  On the date the plan  sponsor  signs the record keeping  service  agreement  with Merrill  Lynch,  the Plan must  have $3  million  or more of its  assets  (excluding  assets
            invested  in  money   market   funds)   invested   in   Applicable
            Investments.
         3) The  record  keeping  for a  Retirement  Plan is  handled  under a service  agreement  with  Merrill  Lynch  and on the date the plan sponsor  signs that  agreement,  the Plan has 500 or more eligible employees  (as  determined  by the Merrill  Lynch plan  conversion manager).

II.
Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares  purchased by the  following  investors  are not subject to any
Class A sales charges (and no concessions  are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former  officers,  directors,  trustees  and  employees  (and their  "immediate  families")  of  the  Fund,  the  Manager  and  its affiliates,  and  retirement  plans  established  by them  for  their employees.  The term  "immediate  family"  refers  to  one's  spouse,
         children,  grandchildren,   grandparents,   parents,  parents-in-law,
         brothers  and  sisters,  sons-  and  daughters-in-law,   a  sibling's
         spouse,  a spouse's  siblings,  aunts,  uncles,  nieces and  nephews;
         relatives  by virtue of a  remarriage  (step-children,  step-parents, etc.) are included.
|_|   Registered  management  investment  companies,  or separate  accounts of insurance  companies  having an  agreement  with the  Manager  or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees.
|_|   Employees and registered  representatives (and their spouses) of dealers or  brokers  described  above or  financial  institutions  that  have entered  into sales  arrangements  with such  dealers or brokers (and which  are  identified  as  such  to the  Distributor)  or  with  the
         Distributor.  The purchaser  must certify to the  Distributor  at the time  of  purchase  that  the  purchase  is for the  purchaser's  own account  (or for the  benefit  of such  employee's  spouse  or  minor children).
|_|   Dealers,  brokers,  banks or  registered  investment  advisors that have
         entered   into  an   agreement   with   the   Distributor   providing
         specifically  for  the  use of  shares  of  the  Fund  in  particular investment  products made available to their  clients.  Those clients may be charged a  transaction  fee by their dealer,  broker,  bank or advisor for the purchase or sale of Fund shares.
|_|   Investment  advisors  and  financial  planners  who have entered into an agreement  for this  purpose with the  Distributor  and who charge an advisory,  consulting or other fee for their  services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts,  if the purchases are made  through a broker or agent or other  financial  intermediary that has made special  arrangements  with the  Distributor  for those purchases.
|_|   Clients of investment  advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also purchase  shares without sales charge but only if their  accounts are linked to a master  account of their  investment  advisor  or  financial  planner  on the  books and records of the broker,  agent or  financial  intermediary  with which the  Distributor  has made such special  arrangements . Each of these investors  may be  charged a fee by the  broker,  agent or  financial intermediary for purchasing shares.
|_|   Directors,  trustees,  officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other  benefit  plan which  beneficially  owns  shares for those persons.
|_|   Accounts  for  which  Oppenheimer  Capital  (or  its  successor)  is the
         investment   advisor  (the   Distributor  must  be  advised  of  this
         arrangement)  and  persons  who  are  directors  or  trustees  of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment  trust that has entered into an appropriate  agreement with the Distributor.
|_|   Dealers,  brokers,  banks, or registered  investment  advisers that have entered  into an  agreement  with the  Distributor  to sell shares to defined contribution  employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-
      Retirement  Plans and  deferred  compensation  plans and trusts  used to fund those plans (including,  for example, plans qualified or created under sections 401(a),  401(k), 403(b) or 457 of the Internal Revenue
         Code),  in each case if those  purchases  are made  through a broker,
         agent  or  other  financial   intermediary   that  has  made  special
         arrangements with the Distributor for those purchases.
|_|   A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest  for Value
         Advisors)  whose  Class B or Class C shares  of a  Former  Quest  for
         Value Fund were  exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000  program on November
         24, 1995.
|_|   A qualified  Retirement  Plan that had agreed with the former  Quest for
         Value  Advisors  to  purchase  shares of any of the Former  Quest for
         Value Funds at net asset  value,  with such shares to be held through
         DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that
         arrangement  was   consummated  and  share  purchases   commenced  by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares  issued or  purchased  in the  following  transactions  are not subject to sales charges (and no  concessions  are paid by the  Distributor on such purchases):
|_|   Shares  issued  in  plans  of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares   purchased   by  the   reinvestment   of   dividends   or  other
         distributions  reinvested  from the Fund or other  Oppenheimer  funds
         (other than Oppenheimer Cash Reserves) or unit investment  trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares  purchased  through  a  broker-dealer  that  has  entered  into a
         special   agreement  with  the  Distributor  to  allow  the  broker's customers to purchase and pay for shares of  Oppenheimer  funds using the  proceeds  of shares  redeemed in the prior 30 days from a mutual fund  (other  than  a  fund  managed  by  the  Manager  or any of its
         subsidiaries)   on  which  an  initial  sales  charge  or  contingent
         deferred  sales  charge was paid.  This waiver also applies to shares purchased  by exchange of shares of  Oppenheimer  Money  Market Fund,
         Inc.  that were  purchased  and paid for in this manner.  This waiver must be  requested  when the  purchase  order is placed for shares of the Fund, and the Distributor may require  evidence of  qualification for this waiver.
|_|   Shares  purchased with the proceeds of maturing  principal  units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares   purchased  by  the   reinvestment   of  loan  repayments  by  a
         participant  in a  Retirement  Plan  for  which  the  Manager  or  an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A  contingent  deferred  sales  charge is also waived if shares that would  otherwise  be  subject  to the  contingent  deferred  sales  charge are redeemed in the following cases:
|_|   To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary  redemptions  of shares by operation  of law or  involuntary redemptions of small accounts  (please refer to "Shareholder  Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans,  deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following  the death or  disability  (as  defined in the  Internal
            Revenue  Code) of the  participant  or  beneficiary.  The death or
            disability  must  occur  after  the   participant's   account  was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a  Qualified  Domestic  Relations  Order,  as defined in the
            Internal  Revenue  Code,  or, in the case of an IRA,  a divorce or separation  agreement  described in Section  71(b) of the Internal
            Revenue Code.
         6) To meet the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
         7) To make  "substantially  equal periodic  payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed  redemptions  to  purchase  shares of a mutual  fund  (other  than a fund  managed  by  the  Manager  or a
            subsidiary   of  the   Manager)  if  the  plan  has  made  special
            arrangements with the Distributor.
         11)      Plan  termination  or  "in-service  distributions,"  if  the
            redemption    proceeds   are   rolled   over    directly   to   an
            OppenheimerFunds-sponsored IRA.
|_|   For  distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special  agreement with the Distributor  allowing this waiver.
|_|   For  distributions  from retirement  plans that have $10 million or more in plan assets and that have  entered into a special  agreement  with the Distributor.
|_|   For  distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers, financial advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales  charges will not be applied to shares  purchased in certain types of  transactions  or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N  contingent  deferred  sales  charges will be waived for redemptions of shares in the following cases:
|_|   Shares  redeemed  involuntarily,  as described in  "Shareholder  Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions  from accounts  other than  Retirement  Plans  following the death or disability of the last surviving  shareholder.  The death or disability must have occurred after the account was established,  and for  disability  you must  provide  evidence  of a  determination  of disability by the Social Security Administration.
|_|   The   contingent   deferred  sales  charges  are  generally  not  waived
         following  the death or  disability  of a grantor  or  trustee  for a trust  account.  The  contingent  deferred sales charges will only be waived in the  limited  case of the death of the trustee of a grantor trust or  revocable  living  trust for which the  trustee is also the sole  beneficiary.  The death or disability  must have occurred after the account was  established,  and for  disability  you must  provide evidence of a  determination  of  disability  by the Social  Security
         Administration.
|_|   Distributions  from accounts for which the  broker-dealer  of record has entered into a special  agreement with the Distributor  allowing this waiver.
|_|   Redemptions  of Class B shares held by  Retirement  Plans whose  records are  maintained  on a daily  valuation  basis by Merrill  Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.  Government Trust from accounts of clients of financial  institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions  requested in writing by a Retirement  Plan sponsor of Class
         C shares of an  Oppenheimer  fund in amounts of  $500,000 or more and made more than 12 months after the  Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions9  from  Retirement  Plans or other employee  benefit plans for any of the following purposes:
         1) Following  the death or  disability  (as  defined in the  Internal
            Revenue  Code) of the  participant  or  beneficiary.  The death or
            disability  must  occur  after  the   participant's   account  was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To  make   distributions   required  under  a  Qualified  Domestic
            Relations  Order  or,  in  the  case  of  an  IRA,  a  divorce  or separation  agreement  described in Section  71(b) of the Internal
            Revenue Code.
         6) To meet the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
         7) To make  "substantially  equal periodic  payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed  redemptions  to  purchase  shares of a mutual  fund  (other  than a fund  managed  by  the  Manager  or a subsidiary of the Manager)  offered as an  investment  option in a
            Retirement  Plan if the plan has made  special  arrangements  with the Distributor.
         11)      Distributions  made  on  account  of a plan  termination  or
            "in-service" distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For  distributions  from a  participant's  account  under an
            Automatic  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the  aggregate  value  of the  distributions  does  not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic  Withdrawal
            Plan  for  an  account  other  than  a  Retirement  Plan,  if  the aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For   distributions   from   401(k)   plans   sponsored   by
            broker-dealers  that have entered into a special  arrangement with the Distributor allowing this waiver.
|_|   Redemptions  of Class B shares  or  Class C  shares  under an  Automatic
         Withdrawal  Plan from an account other than a Retirement  Plan if the aggregate  value of the  redeemed  shares  does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered  management  investment  companies or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

------------------------------------------------------------------------------

The initial and  contingent  deferred sales charge rates and waivers for Class
A, Class B and Class C shares  described  in the  Prospectus  or  Statement of
Additional  Information  of the  Oppenheimer  funds are  modified as described below for certain persons who were  shareholders of the former Quest for Value
Funds. To be eligible,  those persons must have been  shareholders on November
24, 1995, when  OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These  arrangements  also apply to  shareholders  of the following funds when  they  merged  (were  reorganized)  into  various  Oppenheimer  funds  on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed  above are  referred to in this  Appendix as the
"Former  Quest for  Value  Funds."  The  waivers  of  initial  and  contingent deferred  sales  charges  described  in this  Appendix  apply to  shares of an
Oppenheimer fund that are either:
|_|   acquired  by such  shareholder  pursuant  to an exchange of shares of an
         Oppenheimer  fund that was one of the Former  Quest for Value  Funds,
         or
|_|   purchased  by  such   shareholder  by  exchange  of  shares  of  another
         Oppenheimer fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other  Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

(1)   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
         Value Funds Shareholders.

Purchases  by Groups  and  Associations.  The  following  table sets forth the initial  sales  charge  rates  for  Class A shares  purchased  by  members  of
"Associations"  formed for any purpose other than the purchase of  securities.
The rates in the table apply if that  Association  purchased  shares of any of the Former  Quest for Value  Funds or  received a proposal  to  purchase  such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

9 or Fewer                   2.50%                2.56%              2.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At  least  10 but not        2.00%                2.04%              1.60%
more than 49

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

      For purchases by  Associations  having 50 or more eligible  employees or members,  there is no initial sales charge on purchases of Class A shares, but those  shares are  subject to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.
      Purchases  made under this  arrangement  qualify for the lower of either the sales  charge  rate in the table  based on the  number  of  members  of an
Association,  or the  sales  charge  rate  that  applies  under  the  Right of
Accumulation  described in the applicable  fund's  Prospectus and Statement of
Additional  Information.  Individuals  who qualify under this  arrangement for reduced  sales  charge  rates as members  of  Associations  also may  purchase shares for their  individual  or  custodial  accounts at these  reduced  sales charge rates, upon request to the Distributor.

(2)   Waiver  of  Class A Sales  Charges  for  Certain  Shareholders.  Class A
         shares  purchased by the  following  investors are not subject to any
         Class A initial or contingent deferred sales charges:
o     Shareholders  who  were  shareholders  of the AMA  Family  of  Funds  on
            February  28,  1991 and who  acquired  shares of any of the Former
            Quest for Value Funds by merger of a  portfolio  of the AMA Family of Funds.
o     Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

(3)   Waiver  of  Class  A  Contingent   Deferred   Sales  Charge  in  Certain
         Transactions.  The Class A contingent  deferred sales charge will not apply to  redemptions  of Class A shares  purchased by the  following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased  Class A shares from a dealer that is or was not permitted to receive a sales load or  redemption  fee imposed on a shareholder with  whom that  dealer  has a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

(4)   Waivers for  Redemptions of Shares  Purchased Prior to March 6, 1995. In
         the following  cases,  the  contingent  deferred sales charge will be waived  for  redemptions  of Class A, Class B or Class C shares of an
         Oppenheimer  fund.  The shares must have been  acquired by the merger of a Former  Quest for Value Fund into the fund or by  exchange  from an  Oppenheimer  fund that was a Former  Quest for Value Fund or into which such fund merged.  Those shares must have been purchased  prior to March 6, 1995 in connection with:
o     withdrawals  under an  automatic  withdrawal  plan  holding  only either
            Class B or  Class C  shares  if the  annual  withdrawal  does  not exceed 10% of the  initial  value of the account  value,  adjusted annually, and
o     liquidation of a shareholder's  account if the aggregate net asset value of shares  held in the account is less than the  required  minimum value of such accounts.

(5)   Waivers for  Redemptions  of Shares  Purchased on or After March 6, 1995
         but  Prior  to  November  24,  1995.  In  the  following  cases,  the contingent  deferred  sales charge will be waived for  redemptions of
         Class A,  Class B or  Class C  shares  of an  Oppenheimer  fund.  The shares must have been  acquired  by the merger of a Former  Quest for
         Value  Fund into the fund or by  exchange  from an  Oppenheimer  fund that was a Former  Quest For Value  Fund or into  which  such  Former
         Quest for Value Fund merged.  Those  shares must have been  purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions  following the death or disability of the shareholder(s) (as evidenced  by a  determination  of  total  disability  by the U.S.
            Social Security Administration);
o     withdrawals under an automatic  withdrawal plan (but only for Class B or
            Class C shares) where the annual  withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's  account if the aggregate net asset value of shares  held in the account is less than the  required  minimum account value.
      A  shareholder's  account  will  be  credited  with  the  amount  of any contingent  deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the  Oppenheimer  fund described in this section if the proceeds  are  invested  in the same  Class of shares in that fund or  another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent  deferred sale charge rates and waivers for Class A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are  modified  as  described  below  for  those  Fund  shareholders  who  were shareholders of the following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on March 1,  1996,  when  OppenheimerFunds,  Inc.  became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut   Mutual   Total  Return
   Account
   Connecticut Mutual Government Securities Account   CMIA   LifeSpan    Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

(6)   Class A Contingent  Deferred  Sales Charge.  Certain  shareholders  of a
         Fund and the other  Former  Connecticut  Mutual Funds are entitled to continue to make additional  purchases of Class A shares at net asset value  without a Class A initial  sales  charge,  but  subject to the
         Class A contingent  deferred sales charge that was in effect prior to
         March 18,  1996 (the "prior  Class A CDSC").  Under the prior Class A
         CDSC,  if any of  those  shares  are  redeemed  within  one  year  of purchase,  they  will be  assessed  a 1%  contingent  deferred  sales charge  on an  amount  equal  to  the  current  market  value  or the original purchase price of the shares sold,  whichever is smaller (in such  redemptions,  any shares not  subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons  whose  purchases  of Class A shares  of a Fund and  other
            Former  Connecticut  Mutual Funds were $500,000 prior to March 18,
            1996,  as a result of direct  purchases or  purchases  pursuant to
            the  Fund's   policies   on  Combined   Purchases   or  Rights  of
            Accumulation,  who still hold  those  shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose  intended  purchases  under a Statement of Intention entered  into prior to March 18,  1996,  with the  former  general distributor  of the Former  Connecticut  Mutual  Funds to purchase shares valued at $500,000 or more over a 13-month  period entitled those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

      Any of the  Class A shares of a Fund and the  other  Former  Connecticut
Mutual  Funds that were  purchased at net asset value prior to March 18, 1996, remain  subject to the prior  Class A CDSC,  or if any  additional  shares are
purchased  by  those   shareholders  at  net  asset  value  pursuant  to  this
arrangement they will be subject to the prior Class A CDSC.

(7)   Class A Sales Charge  Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales charge,  by a person who was in one (or more) of the  categories  below and acquired  Class A shares prior to
         March 18, 1996, and still holds Class A shares:
         1) any purchaser,  provided the total initial amount  invested in the
            Fund or any one or more of the  Former  Connecticut  Mutual  Funds totaled $500,000 or more,  including  investments made pursuant to the  Combined  Purchases,  Statement  of  Intention  and Rights of
            Accumulation  features  available  at  the  time  of  the  initial purchase and such  investment  is still held in one or more of the
            Former  Connecticut  Mutual  Funds or a Fund into  which such Fund merged;
         2) any  participant  in a  qualified  plan,  provided  that the total initial  amount  invested  by the  plan in the  Fund or any one or more of the Former  Connecticut  Mutual Funds totaled  $500,000 or more;
         3) Directors   of  the  Fund  or  any  one  or  more  of  the  Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee  benefit plans sponsored by Connecticut  Mutual Financial
            Services,  L.L.C.  ("CMFS"),  the prior  distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more  members  of a group of at least  1,000  persons  (and persons  who are  retirees  from such  group)  engaged in a common business,  profession,  civic  or  charitable  endeavor  or  other activity,  and the  spouses and minor  dependent  children of such persons,  pursuant to a marketing  program  between  CMFS and such group; and
         6) an  institution  acting as a fiduciary on behalf of an  individual or individuals,  if such  institution was directly  compensated by the  individual(s)  for recommending the purchase of the shares of the  Fund  or any one or more  of the  Former  Connecticut  Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases  of Class A shares  made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former  Connecticut  Mutual Funds described above.

      Additionally,  Class A shares of a Fund may be purchased without a sales charge by any holder of a variable  annuity  contract issued in New York State by Connecticut  Mutual Life Insurance  Company  through the Panorama  Separate
Account which is beyond the applicable  surrender  charge period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the  Prospectus  and in this Appendix, above, the contingent  deferred sales charge will be waived for redemptions of
Class A and  Class B  shares  of a Fund  and  exchanges  of Class A or Class B shares  of a Fund  into  Class A or  Class B shares  of a  Former  Connecticut
Mutual  Fund  provided  that the  Class A or Class B shares  of the Fund to be redeemed or exchanged  were (i) acquired  prior to March 18, 1996 or (ii) were acquired by exchange from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for   retirement   distributions   (or   loans)   to   participants   or
      beneficiaries  from retirement  plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;
   5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or agency  thereof,  that is prohibited by applicable  investment laws from paying a sales charge or concession  in connection  with the purchase of shares of any registered investment management company;
   6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination  with  another  investment  company  by  virtue of a merger, acquisition or similar reorganization transaction;
   7) in  connection  with  the  Fund's  right  to  involuntarily   redeem  or
      liquidate the Fund;
   8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement  plan  accounts  pursuant to an  Automatic
      Withdrawal  Plan but limited to no more than 12% of the  original  value annually; or
   9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures  set forth in the Fund's  Articles  of  Incorporation,  or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer U.S. Government
Trust,  Oppenheimer  Strategic Income Fund and Oppenheimer Capital Income Fund
who  acquired  (and  still  hold)  shares  of those  funds as a result  of the
reorganization   of  series  of  Advance   America  Funds,   Inc.  into  those
Oppenheimer  funds on October 18, 1991, and who held shares of Advance America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer  Convertible  Securities  Fund  (referred to as the "Fund" in this section) may sell Class M shares at net asset value  without any initial sales charge to the classes of investors  listed below who, prior to March 11, 1996, owned  shares  of the  Fund's  then-existing  Class A and  were  permitted  to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former  officers,  directors,  trustees  and  employees  (and their  "immediate  families"  as defined in the Fund's  Statement  of
         Additional  Information) of the Fund, the Manager and its affiliates, and  retirement  plans  established  by them or the prior  investment advisor of the Fund for their employees,
|_|   registered  management  investment  companies  or  separate  accounts of insurance  companies  that had an  agreement  with the  Fund's  prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees,
|_|   employees and registered  representatives (and their spouses) of dealers
         or  brokers   described  in  the   preceding   section  or  financial
         institutions  that have  entered into sales  arrangements  with those dealers  or  brokers  (and  whose  identity  is  made  known  to  the
         Distributor)  or with  the  Distributor,  but  only if the  purchaser certifies  to the  Distributor  at the  time  of  purchase  that  the purchaser meets these qualifications,
|_|   dealers,  brokers,  or registered  investment  advisors that had entered into an agreement with the  Distributor  or the prior  distributor of the Fund specifically  providing for the use of Class M shares of the
         Fund  in  specific   investment  products  made  available  to  their
         clients, and
|_|   dealers,  brokers or  registered  investment  advisors  that had entered into an agreement with the  Distributor  or prior  distributor of the
         Fund's  shares  to  sell  shares  to  defined  contribution  employee retirement plans for which the dealer,  broker, or investment advisor provides administrative service.

Oppenheimer Gold & Special Minerals Fund

Internet Website
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw, LLP
      1675 Broadway
      New York, New York 10019
1234

PX0410.1003

                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   Amended and  Restated  Declaration  of Trust dated  6/07/02:  Previously
filed  with  Registrant's   Post-Effective  Amendment  No.  35  (8/23/02)  and
incorporated herein by reference.

(b)   Amended By-Laws dated 12/14/00: Filed herewith.

(c)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No. 34  (10/25/01)  and  incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 34  (10/25/01)  and  incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 34  (10/25/01)  and  incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 34  (10/25/01)  and  incorporated herein by reference.

(d)   Investment  Advisory  Agreement  dated  6/20/91:  Previously  filed with
Registrant's   Post-Effective   Amendment  No.  14,   8/30/91,   refiled  with
Registrant's  Post-Effective  Amendment No. 20, 9/2/94 pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement dated 12/10/92:  Previously  filed with Registrant's  Post-Effective  Amendment No. 18, 8/2/93,  and incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.
      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

 (f)  (i) Amended and Restated  Retirement  Plan for  Non-Interested  Trustees
or Directors dated 8/9/01:  Previously filed with Registrant's  Post-Effective
Amendment No. 34, (10/25/01) and incorporated herein by reference.

      (ii)   Form   of   Deferred    Compensation   Plan   for   Disinterested
Trustees/Directors:   Previously   filed  with   Registrant's   Post-Effective
Amendment No. 28 (10/28/98) and incorporated herein by reference.

(g)   (i)   Amendment dated August 28, 2002 to the Global  Custodial  Services
Agreement dated May 3, 2001 between Registrant and Citibank,  N.A.: Previously filed with  Post-Effective  Amendment No. 29 to the Registration  Statement of
Oppenheimer  Discovery  Fund (Reg. No.  33-371),  11/22/02,  and  incorporated herein by reference.

      (ii)  Global  Custodial  Services  Agreement  dated May 3, 2001  between
Registrant  and  Cititbank,   N.A.:   Previously  filed  with   Post-Effective
Amendment  No. 33 to the  Registration  Statement of  Centennial  Money Market
Trust (Reg. No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel  dated  10/4/85:  Previously  filed with
Registrant's  Post-Effective  Amendment  No.  5 to  Registrant's  Registration
Statement,  11/1/85,  refiled with Registrant's  Post-Effective  Amendment No.
20, 9/2/94 pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

(j)   Independent Auditors Consent: To be filed by amendment.

Not applicable.

(l)   (i)  Investment  Letter  dated  5/31/83 from  OppenheimerFunds,  Inc. to
Registrant:  Previously filed with Registrant's  Post-Effective  Amendment No.
10, 10/28/88,  refiled with  Post-Effective  Amendment No. 20, 9/2/94 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(m)   (i)  Service  Plan  and  Agreement  for  Class A shares  dated  6/20/94:
Previously filed with Registrant's  Post-Effective Amendment No. 30, 10/28/99,
and incorporated herein by reference.
      (ii) Amended and Restated  Distribution  and Service Plan and  Agreement
for  Class  B  shares  dated  2/12/98:   Previously  filed  with  Registrant's
Post-Effective   Amendment  No.  28,  10/28/98,  and  incorporated  herein  by reference.

(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
 Class  C  shares   dated   2/12/98:   Previously   filed  with   Registrant's
 Post-Effective  Amendment  No.  28,  10/28/98,  and  incorporated  herein  by reference.

      (iv) Form of  Distribution  and Service Plan and  Agreement  for Class N
 shares  dated  3/1/01:  Previously  filed  with  Registrant's  Post-Effective
 Amendment No. 32, 11/20/00, and incorporated herein by reference

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:  Previously filed with  Post-Effective  Amendment
No. 20 to the  Registration  Statement of Oppenheimer  Cash Reserves (Reg. No.
33-23223), 9/27/01, and incorporated herein by reference.

(o)   (i)  Powers  of  Attorney  for  all   Trustees/Directors  and  Principal
Officers  except for Joel W.  Motley and John V. Murphy  (including  Certified
Board  Resolutions):  Previously filed with  Pre-Effective  Amendment No. 1 to the  Registration  Statement of  Oppenheimer  Emerging  Growth Fund (Reg.  No.
333-44176), 10/5/00, and incorporated herein by reference.

      (ii) Power of Attorney  for John V. Murphy  (including  Certified  Board
Resolution):  Previously  filed with  Post-Effective  Amendment  No. 41 to the
Registration   Statement  of  Oppenheimer  U.S.  Government  Trust  (Reg.  No.
2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley  (including  Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No. 8 to the
Registration  Statement of Oppenheimer  International Small Company Fund (Reg.
No. 333-31537), 10/22/02, and incorporated herein by reference.

---------------------------------------------------------------------------------

                               None

     (p) Amended and Restated Code of Ethics of the Oppenheimer  Funds dated May
15,  2002 under Rule 17j-1 of the  Investment  Company  Act of 1940:  Previously
filed with the Post-Effective  Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371),  11/22/02, and incorporated herein by reference.

     Item 24. Persons Controlled by or Under Common Control with the Fund
     ---- --- ------- ---------- -- -- ----- ------ ------- ---- --- ----

None.

Item 25.  Indemnification
-------------------------

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

     Item 26. - Business and Other Connections of the Investment Adviser
     ---- --- - -------- --- ----- ----------- -- --- ---------- -------

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

Timothy L. Abbuhl,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles E. Albers,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik Anderson,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary of OppenheimerFunds, Distributor,
Vice President & Secretary     Inc., Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Graves,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Hager,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; Senior Vice President of
                               OFI Institutional Asset Management, Inc. (since
                               February 2001); Director of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Reed Litcher,                  Vice President of Shareholder Financial
Vice President                 Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Management
                               Director of Oppenheimer Acquisition Corp.;
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Vice Chairman, Treasurer, Chief Financial
Executive  Vice  President and Officer and Management Director of Oppenheimer
Director                       Acquisition Corp.; President and director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director (Class A) of
                               Trinity Investment Management Corporation;
                               Chairman of the Board, Chief Executive Officer,
                               President and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (March 1994-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice  President  & January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management Corp.,  Oppenheimer  Partnership Holdings,  Inc.,
Oppenheimer   Acquisition   Corp.,   OFI  Private   Investments,   Inc.,   OAM
Institutional,  Inc. and Oppenheimer Trust Company is 498 Seventh Avenue,  New
York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.
The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(w)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9 Townview Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld(2)            Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant(2)                  Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Presutti                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie Simon(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

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---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062

---------------------------------------------------------------------------------
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Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Ward                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

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Catherine White(2)              Assistant Vice President  None

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---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

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---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Young                      Vice President            None

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---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

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Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all requirements for  effectiveness  of this  Registration  Statement  pursuant to
Rule  485(a)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 19th day of August 2003.

                        OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                              By:  /s/ John V. Murphy *

--------------------------------------------------
                              John V. Murphy, President, Principal
                              Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date
----------                    -----                        ----

/s/ Clayton K. Yeutter*      Chairman of the
---------------------------  Board of Trustees           August 19, 2003
Clayton K.Yeutter

/s/ Donald W. Spiro*         Vice Chairman of the        August 19, 2003
-------------------------    Board and Trustees
Donald W. Spiro

/s/ John V. Murphy*          President, Principal
--------------------------   Executive Officer           August 19, 2003
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        August 19, 2003
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     August 19, 2003
--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     August 19, 2003
----------------------
Phillip A. Griffiths

/s/ Joel W. Motley*          Trustee                     August 19, 2003
--------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*   Trustee                     August 19, 2003
---------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*      Trustee                     August 19, 2003
-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     August 19, 2003
-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  August 19,
2003
----------------------------
Russell S. Reynolds, Jr.

*By:  /s/ Robert G. Zack
        -----------------------------------------
        Robert G. Zack, Attorney-in-Fact

                   Oppenheimer Gold & Special Minerals Fund

                           Registration No. 2-82590

                       Post-Effective Amendment No. 36

                                Exhibit Index

Form N-1A
Item No.

23(b)                   Amended By-Laws